                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                             / /
                                  ------

    Post-Effective Amendment No.     1      (File No.333-139761)            /X/
                                  ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            47        (File No. 811-7195)             /X/
                                ------

                        (Check appropriate box or boxes)

                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                      RiverSource Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

             829 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237
--------------------------------------------------------------------------------

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485
[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2007

RIVERSOURCE(R)

GALAXY PREMIER
VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)
           829 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437
           (Administrative Office)

           RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT

NEW RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

o    AIM Variable Insurance Funds

o    Columbia Funds Variable Insurance Trust

o    Fidelity(R) Variable Insurance Products - Service Class

o    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

o    Janus Aspen Series: Service Shares

o    MFS(R) Variable Insurance Trust(SM)

o    Putnam Variable Trust - Class IB Shares

o    RiverSource(R) Variable Portfolio Funds

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.

RiverSource Life offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


1 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS

KEY TERMS                                                                   3
THE CONTRACT IN BRIEF                                                       4
EXPENSE SUMMARY                                                             6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                 9
FINANCIAL STATEMENTS                                                        9
THE VARIABLE ACCOUNT AND THE FUNDS                                         10
THE GUARANTEE PERIOD ACCOUNTS (GPAS)                                       18
THE ONE-YEAR FIXED ACCOUNT                                                 20
BUYING YOUR CONTRACT                                                       20
CHARGES                                                                    22
VALUING YOUR INVESTMENT                                                    25
MAKING THE MOST OF YOUR CONTRACT                                           27
WITHDRAWALS                                                                32
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                       32
CHANGING OWNERSHIP                                                         33
BENEFITS IN CASE OF DEATH                                                  33
OPTIONAL BENEFITS                                                          35
THE ANNUITY PAYOUT PERIOD                                                  39
TAXES                                                                      41
VOTING RIGHTS                                                              43
SUBSTITUTION OF INVESTMENTS                                                44
ABOUT THE SERVICE PROVIDERS                                                44
ADDITIONAL INFORMATION                                                     45
APPENDIX: CONDENSED
   FINANCIAL INFORMATION (UNAUDITED)                                       46
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION                                     52

CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.



2 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates declared for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals and transfers from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal. The GPAs may not be available in some states.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o    Roth IRAs under Section 408A of the Code

o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


3 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our administrative office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our administrative office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF

PURPOSE: This contract allows you to accumulate money for retirement or similar long term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts of the variable account under the contract; however you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of a contract. You may be able to purchase an optional benefit to reduce the investment risk you assume. Beginning at a specified time in the future called the retirement date, these contracts provide lifetime or other forms of payouts your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under
Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your investment professional or to our administrative office within the time stated on the first page of your contract. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate purchase payments among the:

o subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.
     10)

o the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 18 and p. 20)

BUYING A CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (p. 20)



4 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (p. 28)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (p. 32)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 35)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 33)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 39)

TAXES: Generally, income earned on your contract value grows tax deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 40)


5 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

YEARS FROM PURCHASE   WITHDRAWAL CHARGE
 PAYMENT RECEIPT         PERCENTAGE
     1                        8%
     2                        8
     3                        7
     4                        6
     5                        5
     6                        4
     7                        2
     Thereafter               0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

The death benefit you select determines the fees you pay.

                                         ROP DEATH   MAV DEATH
                                          BENEFIT     BENEFIT
VARIABLE ACCOUNT ADMINISTRATIVE CHARGE     0.15%         0.15%
MORTALITY AND EXPENSE RISK FEE             1.00          1.10
TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES     1.15%         1.25%

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                         $  30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE              0.25%*
(As a percentage of the contract value charged annually on the contract anniversary.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE    0.40%*
(As a percentage of the contract value charged annually on the contract anniversary.)

*    This fee apples only if you elect this optional feature.


6 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDING DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(a)

                                                                  MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements    0.51%     1.51%

(a)  Each fund deducts management fees and other expenses from fund assets.
     Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted
     12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
     Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                      GROSS TOTAL
                                                                     MANAGEMENT   12b-1     OTHER       ANNUAL
                                                                        FEES      FEES    EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series I Shares                     0.61%        --%   0.30%**       0.91%(1)
AIM V.I. Core Equity Fund, Series I Shares                              0.61         --    0.30**        0.91(1)
Columbia Asset Allocation Fund, Variable Series, Class A                0.45         --    0.34          0.79(2)
Columbia Federal Securities Fund, Variable Series, Class A              0.38         --    0.28          0.66(2)
Columbia High Yield Fund, Variable Series, Class A                      0.55         --    0.32          0.87(3)
Columbia Large Cap Growth Fund, Variable Series, Class A                0.50         --    0.31          0.81(2)
Columbia Small Company Growth Fund, Variable Series, Class A            0.50         --    0.37          0.87(2)
Fidelity(R) VIP Balanced Portfolio Service Class                        0.42       0.10    0.20          0.72
Fidelity(R) VIP Growth & Income Portfolio Service Class                 0.47       0.10    0.13          0.70
Fidelity(R) VIP Mid Cap Portfolio Service Class                         0.57       0.10    0.11          0.78
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2          0.48       0.25    0.30**        1.03(4)
FTVIPT Mutual Shares Securities Fund - Class 2                          0.60       0.25    0.21          1.06
FTVIPT Templeton Foreign Securities Fund - Class 2                      0.63       0.25    0.18**        1.06(4)
Janus Aspen Series Global Technology Portfolio: Service Shares          0.64       0.25    0.21**        1.10
Janus Aspen Series Large Cap Growth Portfolio: Service Shares           0.64       0.25    0.05**        0.94
Janus Aspen Series Mid Cap Growth Portfolio: Service Shares             0.64       0.25    0.06**        0.95
MFS(R) Investors Trust Series - Service Class                           0.75       0.25    0.11          1.11
MFS(R) New Discovery Series - Service Class                             0.90       0.25    0.13          1.28
MFS(R) Total Return Series - Service Class                              0.75       0.25    0.10          1.10(5)
MFS(R) Utilities Series - Service Class                                 0.75       0.25    0.11          1.11
Putnam VT Growth and Income Fund - Class IB Shares                      0.49       0.25    0.06**        0.80
Putnam VT International Equity Fund - Class IB Shares                   0.74       0.25    0.19**        1.18
Putnam VT Vista Fund - Class IB Shares                                  0.65       0.25    0.15**        1.05
RiverSource(R) Variable Portfolio - Balanced Fund                       0.56       0.13    0.15**        0.84(6),(7)
RiverSource(R) Variable Portfolio - Cash Management Fund                0.33       0.13    0.14          0.60(6)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund      0.64       0.13    0.14**        0.91(6),(7)
RiverSource(R) Variable Portfolio - Emerging Markets Fund               1.13       0.13    0.25**        1.51(6),(7)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                0.59       0.13    0.16**        0.88(6)



7 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                   GROSS
                                                                                                   TOTAL
                                                               MANAGEMENT   12B-1     OTHER       ANNUAL
                                                                  FEES       FEES   EXPENSES     EXPENSES
RiverSource(R) Variable Portfolio - Large Cap Equity Fund         0.57%     0.13%    0.13%**   0.83%(6),(7)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund            0.22      0.13     0.16**    0.51(6),(8)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund      0.72      0.13     0.23**    1.08(6),(7)

* The Funds provided the information on their expenses and we have not independently verified the information.

** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.

(2) Other expenses have been restated to reflect contractual changes to fees paid by the Fund. The Fund's Advisor has voluntarily agreed to waive fees and reimburse the Fund for certain expenses (subject to certain exclusions). After fee waivers and expense reimbursements net expenses would be 0.75% for Columbia Asset Allocation Fund, Variable Series, Class
     A, 0.66% for Columbia Federal Securities Fund, Variable Series, Class A,
     0.80% for Columbia Large Cap Growth Fund, Variable Series, Class A, 0.80% for Columbia Small Company Growth Fund, Variable Series, Class A. This arrangement may be modified or terminated by the Advisor at any time.

(3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.60% for Columbia High Yield Fund, Variable Series, Class A. There is no guarantee that these waivers and/or limitations will continue after April
     30, 2008.

(4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission
     (SEC). After fee reductions net expenses would be 1.02% for FTVIPT
     Franklin Small-Mid Cap Growth Securities Fund - Class 2 and 1.03% for
     FTVIPT Templeton Foreign Securities Fund - Class 2.

(5)  The Fund's management fee as set forth in its Investment Advisory
     Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. For the Fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the Fund's
     Board of Trustees.

(6) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(7) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.07% for RiverSource(R)
     Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
     RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04%
     for RiverSource(R) Variable Portfolio - Emerging Markets Fund and 0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund.

(8) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index
     Fund.



8 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. It assumes that you selected the MAV death benefit and the optional Benefit Protector Plus. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
       IF YOU WITHDRAW YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
 AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:

 1 YEAR      3 YEARS     5 YEARS     10 YEARS    1 YEAR   3 YEARS    5 YEARS     10 YEARS
$1,126.16   $1,695.57   $2,188.47   $3,528.90   $326.16   $995.57   $1,688.47   $3,528.90


MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you selected the optional ROP death benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                 IF YOU DO NOT WITHDRAW YOUR CONTRACT
      IF YOU WITHDRAW YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
AT THE END OF THE APPLICABLE TIME PERIOD:     AT THE END OF THE APPLICABLE TIME PERIOD:

1 YEAR     3 YEARS     5 YEARS     10 YEARS      1 YEAR   3 YEARS   5 YEARS    10 YEARS
$972.41   $1,234.34   $1,420.38   $2,001.73     $172.41   $534.34   $920.38   $2,001.73

(1) In these examples, the $30 contract administrative charge is approximated as a .022% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in the Appendix.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.


9 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

     o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

     o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

     o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

     o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.



10 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

     o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

     o    REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
          INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

          Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

          The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

     o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

          o Compensating, training and educating investment professionals who sell the contracts.

          o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

          o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

          o Providing sub-transfer agency and shareholder servicing to contract owners.

          o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

          o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

          o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

          o Subaccounting, transaction processing, recordkeeping and administration.



11 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

     o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

          o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

          o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

     o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

          o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

          o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.



12 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:

INVESTING IN                INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital            Growth of capital. Invests principally in common stocks of       A I M Advisors, Inc.
Appreciation Fund,          companies likely to benefit from new or innovative products,
Series I Shares             services or processes as well as those with above-average
                            growth and excellent prospects for future growth. The fund may also invest up to 25% of its total assets in foreign
                            securities that involve risks not associated with investing solely in the United States.

AIM V.I. Core Equity        Growth of capital. Invests normally at least 80% of its net      A I M Advisors, Inc.
Fund, Series I Shares       assets, plus the amount of any borrowings for investment
                            purposes, in equity securities, including convertible
                            securities of established companies that have long-term
                            above-average growth in earnings and dividends and growth
                            companies that are believed to have the potential for
                            above-average growth in earnings and dividends. The Fund may invest up to 25% of its total assets in foreign securities.

Columbia Asset Allocation   High total investment return. The Fund's investment adviser      Columbia Management Advisors, LLC
Fund, Variable Series,      allocates the Fund's assets among various classes of equity
Class A                     and debt securities, including real estate investment trusts
                            (REITs), foreign stocks, investment grade bonds and
                            non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in
                            investing in that particular class. The Fund may invest up to
                            25% of its net assets in foreign securities and up to 10% of its net assets in REITs.

Columbia Federal            Highest possible level of current income consistent with         Columbia Management Advisors, LLC
Securities Fund, Variable   safety of principal and maintenance of liquidity. Under normal
Series, Class A             market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.
                            government securities, including U.S. Treasury securities and securities of various U.S. government agencies. Agency
                            securities include debt issued by various agencies as well as mortgage-backed securities.

Columbia High Yield         High level of current income with capital appreciation as a      Columbia Management Advisors, Inc.
Fund, Variable Series,      secondary objective, when consistent with the goal of high
Class A                     current income. The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate bonds, debentures and notes that are rated below investment grade or unrated securities which the
                            Fund's investment advisor has determined to be of comparable quality. No more than 10% of the Fund's total assets will
                            normally be invested in securities rated CCC or lower by S&P or Caa or lower by Moody's.



13 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Columbia Large Cap          Long-term growth. Under normal circumstances, the fund           Columbia Management Advisors, LLC
Growth Fund, Variable       invests at least 80% of its net assets (plus any borrowings
Series Class A              for investment purposes) in common stocks, primarily of
                            companies with large market capitalizations. Large-cap
                            stocks are stocks of larger companies that have market
                            capitalizations similar in size to those companies in the
                            Russell 1000 Growth Index. The Fund may invest up to
                            20% of its total assets in foreign securities.

Columbia Small Company      Long-term growth. Under normal market conditions, the            Columbia Management Advisors, LLC
Growth Fund, Variable       Fund invests at least 80% of its net assets (plus any
Series, Class A             borrowings for investment purposes) in common stocks of
                            small-cap companies.

Fidelity(R) VIP Balanced    Income and capital growth consistent with reasonable risk.       Fidelity Management & Research
Portfolio Service Class     Invests approximately 60% of assets in stocks and other equity   Company (FMR), investment manager;
                            securities and the remainder in bonds and other debt             FMR U.K., FMR Far East and
                            securities, including lower-quality debt securities, when its    Fidelity Investments Money Market
                            outlook is neutral. Invests at least 25% of total assets in      Management Inc. (FIMM),
                            fixed-income senior securities (including debt securities and    sub-investment advisers.
                            preferred stock). The fund invests in domestic and foreign issuers.

Fidelity(R) VIP Growth &    High total return through a combination of current income and    Fidelity Management & Research
Income Portfolio Service    capital appreciation. Normally invests a majority of assets in   Company (FMR), investment manager;
Class                       common stocks with a focus on those that pay current dividends   FMR U.K., FMR Far East,
                            and show potential for capital appreciation. May invest in       sub-investment advisers.
                            bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer
                            prospects for future income or capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either
                            "growth" stocks or "value" stocks or both.

Fidelity(R) VIP Mid Cap     Long-term growth of capital. Allocates assets across different   Fidelity Management & Research
Portfolio Service Class     market sectors and maturities. Normally invests primarily in     Company (FMR), investment manager;
                            common stocks. Normally invests at least 80% of assets in        FMR U.K., FMR Far East,
                            securities of companies with medium market capitalizations.      sub-investment advisers.
                            May invest in companies with smaller or larger market
                            capitalizations. Invests in domestic and foreign issuers. The
                            Fund invests in either "growth" or "value" common stocks or both.

FTVIPT Franklin             Long-term capital growth. The Fund normally invests at least     Franklin Advisers, Inc.
Small-Mid Cap Growth        80% of its net assets in investments of small capitalization
Securities Fund - Class 2   (small cap) and mid capitalization (mid cap) companies.



14 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares        Capital appreciation, with income as a secondary goal. The       Franklin Mutual Advisers, LLC
Securities Fund - Class 2   Fund normally invests primarily in equity securities of
                            companies that the manager believes are undervalued. The Fund also invests, to a lesser extent in risk arbitrage securities and distressed companies.


FTVIPT Templeton            Long-term capital growth. The Fund normally invests at least     Templeton Investment Counsel, LLC,
Foreign Securities Fund -   80% of its net assets in investments of issuers located          adviser; Franklin Templeton
Class 2                     outside the U.S., including those in emerging markets, and       Investment Management Limited,
                            normally invests predominantly in equity securities.             subadviser

Janus Aspen Series Global   Long-term growth of capital. Invests, under normal               Janus Capital
Technology Portfolio:       circumstances, at least 80% of its net assets plus the amount
Service Shares              of any borrowings for investment purposes in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity
                            securities of U.S. and foreign companies selected for their growth potential.

Janus Aspen Series Large    Long-term growth of capital in a manner consistent with the      Janus Capital
Cap Growth Portfolio:       preservation of capital. Invests under normal circumstances at
Service Shares              least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market
                            capitalization falls within the range of companies in the
                            Russell 1000(R) Index at the time of purchase.

Janus Aspen Series Mid      Long-term growth of capital. Invests, under normal               Janus Capital
Cap Growth Portfolio:       circumstances, at least 80% of its net assets plus the amount
Service Shares              of any borrowings for investment purposes in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization ranges of the Russell Midcap Growth Index.

MFS(R) Investors Trust      Capital appreciation. Normally invests in equity securities of   MFS Investment Management(R)
Series - Service Class      companies MFS believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a
                            combination of growth and value companies.

MFS(R) New Discovery        Capital appreciation. Invests in stocks of companies MFS         MFS Investment Management(R)
Series - Service Class      believes to have above average earnings growth potential
                            compared to other companies (growth companies).

MFS(R) Total Return         Total return. Invests primarily in equity and fixed income       MFS Investment Management(R)
Series - Service Class      securities. MFS invests between 40% and 75% of the fund's net assets in equity securities and at least 25% of the fund's total assets in fixed-income senior securities.

MFS(R) Utilities Series -   Total return. Normally invests at least 80% of the fund's net    MFS Investment Management(R)
Service Class               assets in securities of issuers in the utilities industry.



15 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and        Capital growth and current income. The fund pursues its goal     Putnam Investment Management, LLC
Income Fund - Class IB      by investing mainly in common stocks of U.S. companies, with a
Shares                      focus on value stocks that offer the potential for capital growth, current income or both.

Putnam VT International     Capital appreciation. The fund pursues its goal by investing     Putnam Investment Management, LLC
Equity Fund - Class IB      mainly in common stocks of companies outside the United States
Shares                      that Putnam Management believes have favorable investment
                            potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

Putnam VT Vista Fund -      Capital appreciation. The fund pursues its goal by investing     Putnam Investment Management, LLC
Class IB Shares             mainly in common stocks of U.S. companies, with a focus on growth stocks.

RiverSource Variable        Maximum total investment return through a combination of         RiverSource Investments, LLC
Portfolio - Balanced Fund   capital growth and current income. Invests primarily in a
                            combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50%
                            of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource Variable        Maximum current income consistent with liquidity and stability   RiverSource Investments, LLC
Portfolio - Cash            of principal. Invests primarily in money market instruments,
Management Fund             such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of
                            deposit, bankers' acceptances, letters of credit and
                            commercial paper, including asset-backed commercial paper.

RiverSource Variable        High level of current income and, as a secondary goal, steady    RiverSource Investments, LLC
Portfolio - Diversified     growth of capital. Under normal market conditions, the Fund
Equity Income Fund          invests at least 80% of its net assets in dividend-paying
                            common and preferred stocks. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource Variable        Long-term capital growth. The Fund's assets are primarily        RiverSource Investments, LLC,
Portfolio - Emerging        invested in equity securities of emerging market companies.      adviser; Threadneedle
Markets Fund                Under normal market conditions, at least 80% of the Fund's net   International Limited, an indirect
                            assets will be invested in securities of companies that are      wholly-owned subsidiary of
                            located in emerging market countries, or that earn 50% or more   Ameriprise Financial, subadviser.
                            of their total revenues from goods and services produced in emerging market countries or from sales made in emerging
                            market countries.

RiverSource Variable        High current income, with capital growth as a secondary          RiverSource Investments, LLC
Portfolio - High Yield      objective. Under normal market conditions, the Fund invests at
Bond Fund                   least 80% of its net assets in high-yielding, high-risk
                            corporate bonds (junk bonds) issued by U.S. and foreign
                            companies and governments.



16 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable        Capital appreciation. Under normal market conditions, the Fund   RiverSource Investments, LLC
Portfolio - Large Cap       invests at least 80% of its net assets in equity securities of
Equity Fund                 companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource Variable        Long-term capital appreciation. The Fund seeks to provide        RiverSource Investments, LLC
Portfolio - S&P 500         investment results that correspond to the total return (the
Index Fund                  combination of appreciation and income) of
                            large-capitalization stocks of U.S. companies. The Fund
                            invests in common stocks included in the Standard & Poor's 500
                            Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy.

RiverSource Variable        Long-term capital growth. Under normal market conditions, at     RiverSource Investments, LLC,
Portfolio - Small Cap       least 80% of the Fund's net assets are invested in equity        adviser; Kenwood Capital
Advantage Fund              securities of companies with market capitalization of up to      Management LLC, subadviser
                            $52 billion or that fall within the range of the Russell 2000(R)
                            Index at the time of investment.



17 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAs)

The GPAs may not be available in some states.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine these Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window, you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.


18 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:

      IF YOUR GPA RATE IS:              THE MVA IS:
Less than the new GPA rate + 0.10%       Negative
Equal to the new GPA rate + 0.10%        Zero
Greater than the new GPA rate + 0.10%    Positive

GENERAL EXAMPLES

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                     1 + i
     EARLY WITHDRAWAL AMOUNT x [(--------------)(TO THE POWER OF n/12) - 1] = MVA
                                  1 + j + .001

     Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

           j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

           n = number of months remaining in the current Guarantee Period
               (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                      1.030
     $1,000 x [(-----------------)(TO THE POWER OF 84/12) - 1] = -$39.84
                 1 + .035 + .001

In this example, the MVA is a negative $39.84.


19 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                      1.030
     $1,000 x [(-----------------)(TO THE POWER OF 84/12) - 1] = -$27.61
                 1 + .025 + .001

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

THE ONE-YEAR FIXED ACCOUNT

You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

BUYING YOUR CONTRACT

New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you applied, you selected (if available in your state):

o the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);

o    how you wanted to make purchase payments;

o the date you wanted to start receiving annuity payouts (the retirement date);

o    a death benefit option(2);

o    the optional Benefit Protector(SM) Death Benefit Rider(3);

o    the optional Benefit Protector(SM) Plus Death Benefit Rider(3); and

o    a beneficiary.

(1) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in some states.

(2) The MAV death benefit is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue the ROP death benefit will apply.

(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.


20 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

We apply your purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our administrative office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our administrative office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Massachusetts, you may make additional purchase payments for ten years only.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

o    no earlier than the 30th day after the contract's effective date; and

o no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later), or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

MINIMUM ADDITIONAL PURCHASE PAYMENTS:

     $50 for SIPs.

     $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*:

     $1,000,000 for issue ages up to 85.

     $100,000 for issue ages 86 to 90.

* These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


21 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to our administrative office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. Some states also limit any contract charge allocated to the one-year fixed account. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value.

We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select the ROP death benefit, the mortality and expense risk fee is 1.00%. If you select the MAV death benefit, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed below, will cover sales and distribution expenses.


22 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

     (a)  is 10% of your prior anniversary's contract value; and

     (b)  is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

                 (ACV - XSF)
     PPW = XSF + ----------- x (PPNPW - XSF)
                  (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.



23 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.


                    YEARS FROM PURCHASE   WITHDRAWAL CHARGE
                      PAYMENT RECEIPT         PERCENTAGE
                    -------------------   -----------------
                         1                        8%
                         2                        8
                         3                        7
                         4                        6
                         5                        5
                         6                        4
                         7                        2
                         Thereafter               0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

o The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o    We received these payments:

     o    $10,000 July 1, 2003;

     o    $8,000 Dec. 31, 2008;

     o    $6,000 Feb. 20, 2011; and

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and had not made any other withdrawals during that contract year; and

o    The prior anniversary July 1, 2013 contract value was $38,488.


WITHDRAWAL CHARGE   EXPLANATION
-----------------   -----------
       $  0         $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0         $10,252.20 is contract earnings in excess of the 10% TFA
                    withdrawal amount withdrawn without withdrawal charge; and
          0         $10,000 July 1, 2003 purchase payment was received eight
                    or more years before withdrawal and is withdrawn without
                    withdrawal charge; and
        400         $8,000 Dec. 31, 2008 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
        420         $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt, withdrawn with a 7% withdrawal charge.
       $820


FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.



24 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL DEATH BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

o    withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;

o required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;

o    contracts settled using an annuity payout plan;

o    death benefits;

o withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

o to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS AND ONE-YEAR FIXED ACCOUNT

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of these accounts equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

o    plus interest credited;

o minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge; and

o minus the prorated portion of the fee for any of the following optional benefits you have selected:

     o    Benefit Protector(SM) rider

     o    Benefit Protector(SM) Plus rider


25 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, a withdrawal charge or a fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial withdrawals;

o    withdrawal charges;

and the deduction of a prorated portion of:

o    the contract administrative charge;

o    the fee for any of the following optional benefits you have selected:

     o    Benefit Protector(SM) rider

     o    Benefit Protector(SM) Plus rider

Accumulation unit values will fluctuate due to:

o    changes in fund net asset value;

o    fund dividends distributed to the subaccounts;

o    fund capital gains or losses;

o    fund operating expenses; and

o mortality and expense risk fee and the variable account administrative charge.


26 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                       NUMBER
By investing an equal number                AMOUNT    ACCUMULATION    OF UNITS
of dollars each month              MONTH   INVESTED    UNIT VALUE    PURCHASED
                                    Jan      $100         $20           5.00
                                    Feb       100          18           5.56

you automatically buy               Mar       100          17           5.88
more units when the
per unit market price is low - >    Apr       100          15           6.67
                                    May       100          16           6.25
                                    Jun       100          18           5.56
                                    Jul       100          17           5.88
and fewer units
when the per unit                   Aug       100          19           5.26
market price is high. - >           Sept      100          21           4.76
                                    Oct       100          20           5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

IF YOUR NET CONTRACT VALUE(1) IS...    WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
          $10,000-$49,999                        Tier 1 DCA account
          $50,000 or more                        Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccount you select over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

27 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

TRANSFERRING AMONG ACCOUNTS

You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.



28 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

o It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

o You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

o    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.



29 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o    requiring transfer requests to be submitted only by first-class U.S.
     mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o    not accepting telephone or electronic transfer requests;

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o    limiting the dollar amount that you may transfer at any one time; or

o    suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.



30 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our administrative office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:   $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:   Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or one-year fixed account.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:   $100 monthly
                            $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:

(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:   $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                  Contract value or entire account balance
Withdrawals:                $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.


31 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see "Optional Benefits"). In addition, withdrawals you are required to take to satisfy required minimum distributions under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     o the withdrawal amount includes a purchase payment check that has not cleared;

     o    the NYSE is closed, except for normal holiday and weekend closings;

     o    trading on the NYSE is restricted, according to SEC rules;

     o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     o the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     o    you are at least age 59 1/2;

     o    you are disabled as defined in the Code;

     o    you severed employment with the employer who purchased the contract;
          or

     o    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.



32 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.
The Benefit Protector(SM) Plus Death Benefit rider will terminate upon transfer of ownership. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: Return of Purchase Payments (ROP) death benefit and Maximum Anniversary Value (MAV) death benefit. If either you or the annuitant are 79 or older at contract issue, ROP death benefit will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either ROP death benefit or MAV death benefit on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals.

     ADJUSTED PARTIAL WITHDRAWALS FOR ROP DEATH BENEFIT OR MAV DEATH BENEFIT = PW x DB
                                                                               -------
                                                                                  CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     DB = the death benefit on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

o    You purchase the contract for $25,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

o On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the ROP death benefit on March 1, 2004 as follows:

          Contract Value at death:                               $20,500.00
                                                                 ==========
          Purchase payment minus adjusted partial withdrawals:
             Total purchase payments:                            $25,000.00
             minus the adjusted partial withdrawal
             calculated as: $1,500 x $25,000 =                    -1,704.55
                            ----------------                     ----------
                                 $22,000
          for a death benefit of:                                $23,295.45
                                                                 ==========
          The ROP death benefit, calculated as the greater of
          these two values:                                      $23,295.45


33 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

o    You purchase the contract for $25,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

o On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:

          Contract Value at death:                                $20,500.00
                                                                  ==========
          Purchase payment minus adjusted partial withdrawals:    $23,295.45
                                                                  ----------
          The MAV immediately preceding the date of death
          plus any payments made since that anniversary
          minus adjusted partial withdrawals:
             MAV on the prior anniversary:                        $29,000.00
             plus purchase payments made the prior anniversary:        +0.00
             minus adjusted partial withdrawals taken since
             that anniversary,
             calculated as: $1,500 x $29,000 =                     -1,977.27
                            ----------------                      ----------
                                 $22,000
          for a death benefit of:                                 $27,022.73
                                                                  ==========
     The MAV death benefit, calculated as the greatest of these
     three values:                                                $27,022.73

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus rider, if selected, will terminate. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")


34 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus rider, if selected, will terminate. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

     o payouts begin no later than one year following the year of your death; and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the applicable death benefit (see "Benefits in Case of Death), plus:

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.


35 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY --PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR

o You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select MAV death benefit.

o On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit (contract value):                               $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
        previously withdrawn): 0.40 x ($110,000 - $100,000) =            +4,000
                                                                       --------
     Total death benefit of:                                           $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit (MAV):                                          $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                       --------
     Total death benefit of:                                           $114,000

o On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit (MAV adjusted for partial withdrawals):          $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                     +1,048
                                                                        -------
     Total death benefit of:                                            $58,667

o On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit (contract value):                               $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
        withdrawn that are one or more years old)                       +55,000
                                                                       --------
     Total death benefit of:                                           $255,000

o On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                               $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
        withdrawn that are one or more years old)                       +55,000
                                                                       --------
     Total death benefit of:                                           $305,000

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:

     MAV death benefit (contract value):                               $250,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously
        withdrawn): 0.40 x ($250,000 - $105,000) =                      +58,000
                                                                       --------
     Total death benefit of:                                           $308,000


36 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchase through a transfer, exchange or rollover from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the benefits payable under the Benefit Protector described above, plus:

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                  PERCENTAGE IF YOU AND THE     PERCENTAGE IF YOU OR THE
                  ANNUITANT ARE UNDER AGE 70    ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR    ON THE RIDER EFFECTIVE DATE   ON THE RIDER EFFECTIVE DATE
One and Two                   0%                              0%
Three and Four               10%                           3.75%
Five or more                 20%                            7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

o    the applicable death benefit (see "Benefits in Case of Death") plus:

                      PERCENTAGE IF YOU AND THE              PERCENTAGE IF YOU OR THE
                      ANNUITANT ARE UNDER AGE 70             ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR    ON THE RIDER EFFECTIVE DATE, ADD        ON THE RIDER EFFECTIVE DATE, ADD
One              Zero                                   Zero
Two              40% x earnings at death (see above)    15% x earnings at death
Three and Four   40% x (earnings at death + 25%         15% x (earnings at death + 25%
                 of initial purchase payment*)          of initial purchase payment*)
Five or more     40% x (earnings at death + 50%         15% x (earnings at death + 50%
                 of initial purchase payment*)          of initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

o You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


37 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select the MAV death benefit.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals MAV death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:

        MAV death benefit (contract value):                                         $110,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
        0.40 x ($110,000 - $100,000) =                                                +4,000
                                                                                    --------
     Total death benefit of:                                                        $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

        MAV death benefit (MAV):                                                    $110,000
        plus the Benefit Protector Plus benefit which equals 40%
        of earnings at death: 0.40 x ($110,000 - $100,000) =                          +4,000
        plus 10% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.10 x $100,000 =               +10,000
                                                                                    --------
     Total death benefit of:                                                        $124,000

o On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

        MAV death benefit (MAV adjusted for partial withdrawals):                   $ 57,619
        plus the Benefit Protector Plus benefit which equals 40% of
        earnings at death: 0.40 x ($57,619 - $55,000) =                               +1,048
        plus 10% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.10 x $55,000 =                 +5,500
                                                                                    --------
     Total death benefit of:                                                        $ 64,167

o On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

        MAV death benefit (contract value):                                         $200,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously
        withdrawn that are one or more years old                                     +55,000
        plus 20% of purchase payments made within 60 days of contract issue and
        not previously withdrawn: 0.20 x $55,000 =                                   +11,000
                                                                                    --------
     Total death benefit of:                                                        $266,000


38 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

o On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                                $250,000
        plus the Benefit Protector Plus benefit which equals
        40% of earnings at death, up to a maximum of 100%
        of purchase payments not previously withdrawn that
        are one or more years old                                        +55,000
        plus 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.20 x $55,000 =    +11,000
                                                                        --------
     Total death benefit of:                                            $316,000

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:

     MAV death benefit (contract value):                                $250,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV death benefit minus payments
        not previously withdrawn): 0.40 x ($250,000 - $105,000) =        +58,000
        plus 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.20 x $55,000 =    +11,000
                                                                        --------
     Total death benefit of:                                            $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: for special tax considerations associated with the Benefit Protector Plus, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


39 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

o PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


40 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHDRAWALS: If you withdraw part of your nonqualified annuity before your annuity payouts begin, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract.

If you withdraw all of your nonqualified annuity before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds the investment in the contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death or, in the event of non-natural ownership, the death of the annuitant;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o    if it is allocable to an investment before Aug. 14, 1982; or

o if annuity payouts are made under immediate annuities as defined by the Code.



41 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS: If you receive taxable income as a result of an annuity payout or a withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien. State withholding also may be imposed on taxable distributions.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o    the payout is RMD as defined under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

In the above situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



42 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    Because of your death,

o    Because you become disabled (as defined in the Code);

o If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o If the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only); or

o    To pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you make non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDERS OR THE MAV DEATH
BENEFIT: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any other withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


43 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 6.00% of purchase payments on the contract as well as service/trail commissions of up to 0.75% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - The funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.



44 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person

ISSUER

RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2006 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street,
N. E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


45 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

APPENDIX: CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                       2006   2005   2004   2003   2002   2001   2000   1999
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period                           $0.92  $0.85  $0.81  $0.63  $0.84  $1.11  $1.26  $1.00
Accumulation unit value at end of period                                 $0.96  $0.92  $0.85  $0.81  $0.63  $0.84  $1.11  $1.26
Number of accumulation units outstanding at end of period (000 omitted)    173    129    140    150    131     78     29     --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                           $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                 $1.08     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    254     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period                           $1.38  $1.31  $1.20  $1.00     --     --     --     --
Accumulation unit value at end of period                                 $1.52  $1.38  $1.31  $1.20     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     70    135    142    222     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period                           $1.06  $1.04  $1.01  $1.00     --     --     --     --
Accumulation unit value at end of period                                 $1.08  $1.06  $1.04  $1.01     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    282    293    303    359     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (4/28/2006)
Accumulation unit value at beginning of period                           $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                 $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    106     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (2/25/2005)
Accumulation unit value at beginning of period                           $1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                 $1.13  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    638    692     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A
(4/14/2003)
Accumulation unit value at beginning of period                           $1.68  $1.65  $1.50  $1.00     --     --     --     --
Accumulation unit value at end of period                                 $1.87  $1.68  $1.65  $1.50     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     42     42     50     49     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                           $1.07  $1.02  $0.98  $0.84  $0.93  $0.96  $1.02  $1.00
Accumulation unit value at end of period                                 $1.18  $1.07  $1.02  $0.98  $0.84  $0.93  $0.96  $1.02
Number of accumulation units outstanding at end of period (000 omitted)     46     50     55     65     68     59     --     --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                           $0.98  $0.93  $0.89  $0.72  $0.88  $0.98  $1.03  $1.00
Accumulation unit value at end of period                                 $1.10  $0.98  $0.93  $0.89  $0.72  $0.88  $0.98  $1.03
Number of accumulation units outstanding at end of period (000 omitted)    248    198    181    157    145     90      3     --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                           $2.74  $2.35  $1.90  $1.39  $1.56  $1.63  $1.24  $1.00
Accumulation unit value at end of period                                 $3.06  $2.74  $2.35  $1.90  $1.39  $1.56  $1.63  $1.24
Number of accumulation units outstanding at end of period (000 omitted)    211    226    250    268    298    202     11     --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
(11/11/1999)
Accumulation unit value at beginning of period                           $1.11  $1.07  $0.97  $0.71  $1.01  $1.21  $1.43  $1.00
Accumulation unit value at end of period                                 $1.19  $1.11  $1.07  $0.97  $0.71  $1.01  $1.21  $1.43
Number of accumulation units outstanding at end of period (000 omitted)    421    465    481    495    546    261     21     --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                           $1.61  $1.47  $1.32  $1.07  $1.22  $1.16  $1.03  $1.00
Accumulation unit value at end of period                                 $1.88  $1.61  $1.47  $1.32  $1.07  $1.22  $1.16  $1.03
Number of accumulation units outstanding at end of period (000 omitted)    713    655    587    281    285     63      5     --
-------------------------------------------------------------------------------------------------------------------------------



46 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                       2006   2005   2004   2003   2002   2001   2000   1999
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                           $1.21  $1.11  $0.95  $0.73  $0.90  $1.09  $1.13  $1.00
Accumulation unit value at end of period                                 $1.46  $1.21  $1.11  $0.95  $0.73  $0.90  $1.09  $1.13
Number of accumulation units outstanding at end of period (000 omitted)    102    122     97    102     89     29     12     --
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
(10/23/2000)
Accumulation unit value at beginning of period                           $0.42  $0.38  $0.38  $0.26  $0.45  $0.72  $1.00     --
Accumulation unit value at end of period                                 $0.44  $0.42  $0.38  $0.38  $0.26  $0.45  $0.72     --
Number of accumulation units outstanding at end of period (000 omitted)     51     82     84     88     89     27     --     --
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES
(10/23/2000)
Accumulation unit value at beginning of period                           $0.64  $0.62  $0.61  $0.47  $0.64  $0.87  $1.00     --
Accumulation unit value at end of period                                 $0.70  $0.64  $0.62  $0.61  $0.47  $0.64  $0.87     --
Number of accumulation units outstanding at end of period (000 omitted)    116    148    194    221    283    239     --     --
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES
(10/23/2000)
Accumulation unit value at beginning of period                           $0.57  $0.51  $0.43  $0.32  $0.46  $0.76  $1.00     --
Accumulation unit value at end of period                                 $0.64  $0.57  $0.51  $0.43  $0.32  $0.46  $0.76     --
Number of accumulation units outstanding at end of period (000 omitted)    296    327    331    345    312    188     --     --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                           $0.89  $0.85  $0.77  $0.64  $0.82  $0.99  $1.00     --
Accumulation unit value at end of period                                 $1.00  $0.89  $0.85  $0.77  $0.64  $0.82  $0.99     --
Number of accumulation units outstanding at end of period (000 omitted)    162    164    153    193    194    110     --     --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                           $0.84  $0.81  $0.77  $0.59  $0.87  $0.93  $1.00     --
Accumulation unit value at end of period                                 $0.94  $0.84  $0.81  $0.77  $0.59  $0.87  $0.93     --
Number of accumulation units outstanding at end of period (000 omitted)     42     40     45     43     42     11     --     --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                           $1.25  $1.24  $1.13  $0.98  $1.05  $1.06  $1.00     --
Accumulation unit value at end of period                                 $1.38  $1.25  $1.24  $1.13  $0.98  $1.05  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)    541    651    617    696    688    248      2     --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                           $1.14  $0.99  $0.77  $0.57  $0.75  $1.01  $1.00     --
Accumulation unit value at end of period                                 $1.47  $1.14  $0.99  $0.77  $0.57  $0.75  $1.01     --
Number of accumulation units outstanding at end of period (000 omitted)    167    168    150    143    140     61     --     --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                           $1.10  $1.06  $0.96  $0.77  $0.96  $1.03  $0.97  $1.00
Accumulation unit value at end of period                                 $1.26  $1.10  $1.06  $0.96  $0.77  $0.96  $1.03  $0.97
Number of accumulation units outstanding at end of period (000 omitted)    242    304    323    363    405    320     59     --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                           $1.19  $1.07  $0.93  $0.73  $0.90  $1.15  $1.29  $1.00
Accumulation unit value at end of period                                 $1.50  $1.19  $1.07  $0.93  $0.73  $0.90  $1.15  $1.29
Number of accumulation units outstanding at end of period (000 omitted)    103    122    127    179    219    173     30     --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                           $0.95  $0.86  $0.73  $0.56  $0.81  $1.23  $1.30  $1.00
Accumulation unit value at end of period                                 $0.99  $0.95  $0.86  $0.73  $0.56  $0.81  $1.23  $1.30
Number of accumulation units outstanding at end of period (000 omitted)    228    222    220    215    187    104     19     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/11/1999)
Accumulation unit value at beginning of period                           $1.05  $1.02  $0.94  $0.79  $0.92  $1.04  $1.08  $1.00
Accumulation unit value at end of period                                 $1.18  $1.05  $1.02  $0.94  $0.79  $0.92  $1.04  $1.08
Number of accumulation units outstanding at end of period (000 omitted)    121    121    122    122    135    173      1     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/11/1999)
Accumulation unit value at beginning of period                           $1.08  $1.07  $1.07  $1.08  $1.08  $1.05  $1.01  $1.00
Accumulation unit value at end of period                                 $1.12  $1.08  $1.07  $1.07  $1.08  $1.08  $1.05  $1.01
Number of accumulation units outstanding at end of period (000 omitted)    460    205     64     72    161    284     --     --
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.35%
  AND 3.41%, RESPECTIVELY.
-------------------------------------------------------------------------------------------------------------------------------



47 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003   2002   2001   2000  1999
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(11/11/1999)
Accumulation unit value at beginning of period                       $ 1.48  $ 1.32  $ 1.13  $0.81  $1.01  $1.00  $1.02  $1.00
Accumulation unit value at end of period                             $ 1.75  $ 1.48  $ 1.32  $1.13  $0.81  $1.01  $1.00  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                         4,535   2,962      25     25     25     26     --     --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND
(10/23/2000)
Accumulation unit value at beginning of period                       $ 1.90  $ 1.43  $ 1.17  $0.84  $0.90  $0.92  $1.00     --
Accumulation unit value at end of period                             $ 2.51  $ 1.90  $ 1.43  $1.17  $0.84  $0.90  $0.92     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         1,358   1,275     363     18     27     11     --     --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND
(11/11/1999)
Accumulation unit value at beginning of period                       $ 1.24  $ 1.21  $ 1.10  $0.89  $0.96  $0.92  $1.03  $1.00
Accumulation unit value at end of period                             $ 1.36  $ 1.24  $ 1.21  $1.10  $0.89  $0.96  $0.92  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                           930     672     157     81     96     40     --     --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
(4/30/2004)
Accumulation unit value at beginning of period                       $ 1.11  $ 1.06  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                             $ 1.26  $ 1.11  $ 1.06     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         2,749   3,138   1,827     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND
(10/23/2000)
Accumulation unit value at beginning of period                       $ 0.89  $ 0.86  $ 0.79  $0.63  $0.82  $0.94  $1.00     --
Accumulation unit value at end of period                             $ 1.02  $ 0.89  $ 0.86  $0.79  $0.63  $0.82  $0.94     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           343     380     355    418    377    162    --      --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND
(11/11/1999)
Accumulation unit value at beginning of period                       $ 1.54  $ 1.49  $ 1.27  $0.87  $1.06  $1.15  $1.11  $1.00
Accumulation unit value at end of period                             $ 1.70  $ 1.54  $ 1.49  $1.27  $0.87  $1.06  $1.15  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                            19      19      20     27     32     11     --     --



48 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                  2006    2005    2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES
(11/9/1999)
Accumulation unit value at beginning of period                      $ 0.91  $ 0.85  $ 0.80  $ 0.63  $ 0.84  $ 1.11  $ 1.26  $1.00
Accumulation unit value at end of period                            $ 0.96  $ 0.91  $ 0.85  $ 0.80  $ 0.63  $ 0.84  $ 1.11  $1.26
Number of accumulation units outstanding at end of period
(000 omitted)                                                        3,214   3,090   3,428   3,393   3,148   3,345   1,103     --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES
(4/28/2006)
Accumulation unit value at beginning of period                      $ 1.00     --       --      --      --      --      --      --
Accumulation unit value at end of period                            $ 1.08     --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        5,506     --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A
(4/7/2003)
Accumulation unit value at beginning of period                      $ 1.37  $ 1.30  $ 1.20  $ 1.00      --      --      --      --
Accumulation unit value at end of period                            $ 1.51  $ 1.37  $ 1.30  $ 1.20      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          469     476     498     507      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A
(4/7/2003)
Accumulation unit value at beginning of period                      $ 1.05  $ 1.04  $ 1.01  $ 1.00      --      --      --      --
Accumulation unit value at end of period                            $ 1.08  $ 1.05  $ 1.04  $ 1.01      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        1,340   1,433   1,520   1,658      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A
(4/28/2006)
Accumulation unit value at beginning of period                      $ 1.00     --       --      --      --      --      --      --
Accumulation unit value at end of period                            $ 1.07     --       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          540     --       --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A
(2/25/2005)
Accumulation unit value at beginning of period                      $ 1.04  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                            $ 1.13  $ 1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          333     428      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A
(4/14/2003)
Accumulation unit value at beginning of period                      $ 1.68  $ 1.65  $ 1.50  $ 1.00      --      --      --      --
Accumulation unit value at end of period                            $ 1.86  $ 1.68  $ 1.65  $ 1.50      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           90     108     108     107      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS
(11/9/1999)
Accumulation unit value at beginning of period                      $ 1.06  $ 1.01  $ 0.97  $ 0.84  $ 0.93  $ 0.96  $ 1.02  $ 1.00
Accumulation unit value at end of period                            $ 1.17  $ 1.06  $ 1.01  $ 0.97  $ 0.84  $ 0.93  $ 0.96  $ 1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                          452     468     481     526     511     350      66      --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS
(11/9/1999)
Accumulation unit value at beginning of period                      $ 0.98  $ 0.92  $ 0.88  $ 0.72  $ 0.88  $ 0.98  $ 1.03  $ 1.00
Accumulation unit value at end of period                            $ 1.09  $ 0.98  $ 0.92  $ 0.88  $ 0.72  $ 0.88  $ 0.98  $ 1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                          396     386     441     436     435     425      85      --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS
(11/9/1999)
Accumulation unit value at beginning of period                      $ 2.73  $ 2.34  $ 1.90  $ 1.39  $ 1.56  $ 1.63  $ 1.24  $ 1.00
Accumulation unit value at end of period                            $ 3.03  $ 2.73  $ 2.34  $ 1.90  $ 1.39  $ 1.56  $ 1.63  $ 1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                        1,627   1,723   1,897   1,802   1,810   1,254     206      --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
(11/9/1999)
Accumulation unit value at beginning of period                      $ 1.10  $ 1.06  $ 0.96  $ 0.71  $ 1.01  $ 1.21  $ 1.43  $ 1.00
Accumulation unit value at end of period                            $ 1.18  $ 1.10  $ 1.06  $ 0.96  $ 0.71  $ 1.01  $ 1.21  $ 1.43
Number of accumulation units outstanding at end of period
(000 omitted)                                                        4,295   4,737   5,177   4,918   4,574   2,844     855     --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2
(11/9/1999)
Accumulation unit value at beginning of period                      $ 1.60  $ 1.46  $ 1.32  $ 1.06  $ 1.22  $ 1.16  $ 1.03  $ 1.00
Accumulation unit value at end of period                            $ 1.87  $ 1.60  $ 1.46  $ 1.32  $ 1.06  $ 1.22  $ 1.16  $ 1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                        6,011   5,328   5,621   4,198   2,393     252      --      --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
(11/9/1999)
Accumulation unit value at beginning of period                      $ 1.21  $ 1.11  $ 0.95  $ 0.73  $ 0.90  $ 1.09  $ 1.13  $ 1.00
Accumulation unit value at end of period                            $ 1.45  $ 1.21  $ 1.11  $ 0.95  $ 0.73  $ 0.90  $ 1.09  $ 1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                          368     420     400     371     296     145      16      --



49 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                     2006    2005    2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
(10/23/2000)
Accumulation unit value at beginning of period                         $ 0.41  $ 0.38  $ 0.38  $ 0.26  $ 0.45  $ 0.72  $ 1.00     --
Accumulation unit value at end of period                               $ 0.44  $ 0.41  $ 0.38  $ 0.38  $ 0.26  $ 0.45  $ 0.72     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                              79     108     126     125     131     129      --     --
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES
(10/23/2000)
Accumulation unit value at beginning of period                         $ 0.64  $ 0.62  $ 0.60  $ 0.46  $ 0.64  $ 0.87  $ 1.00     --
Accumulation unit value at end of period                               $ 0.70  $ 0.64  $ 0.62  $ 0.60  $ 0.46  $ 0.64  $ 0.87     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             503     514     632     722     759     601      --     --
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES
(10/23/2000)
Accumulation unit value at beginning of period                         $ 0.57  $ 0.51  $ 0.43  $ 0.32  $ 0.45  $ 0.76  $ 1.00     --
Accumulation unit value at end of period                               $ 0.63  $ 0.57  $ 0.51  $ 0.43  $ 0.32  $ 0.45  $ 0.76     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             199     254     313     293     270     291      --     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                         $ 0.89  $ 0.84  $ 0.77  $ 0.64  $ 0.82  $ 0.99  $ 1.00     --
Accumulation unit value at end of period                               $ 0.99  $ 0.89  $ 0.84  $ 0.77  $ 0.64  $ 0.82  $ 0.99     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             471     505     526     535     530     324      16     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                         $ 0.84  $ 0.81  $ 0.77  $ 0.58  $ 0.87  $ 0.93  $ 1.00     --
Accumulation unit value at end of period                               $ 0.94  $ 0.84  $ 0.81  $ 0.77  $ 0.58  $ 0.87  $ 0.93     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             658     783     901     707     441     293      35     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                         $ 1.25  $ 1.23  $ 1.12  $ 0.98  $ 1.05  $ 1.06  $ 1.00     --
Accumulation unit value at end of period                               $ 1.38  $ 1.25  $ 1.23  $ 1.12  $ 0.98  $ 1.05  $ 1.06     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           6,062   5,779   6,230   5,443   3,949   1,861      23     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                         $ 1.13  $ 0.98  $ 0.76  $ 0.57  $ 0.75  $ 1.01  $ 1.00     --
Accumulation unit value at end of period                               $ 1.46  $ 1.13  $ 0.98  $ 0.76  $ 0.57  $ 0.75  $ 1.01     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             304     241     287     264     209     126       7     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.09  $ 1.05  $ 0.96  $ 0.76  $ 0.95  $ 1.03  $ 0.97  $1.00
Accumulation unit value at end of period                               $ 1.25  $ 1.09  $ 1.05  $ 0.96  $ 0.76  $ 0.95  $ 1.03  $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,443   1,621   1,596   1,635   1,583     963     146     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.18  $ 1.07  $ 0.93  $ 0.73  $ 0.90  $ 1.15  $ 1.29  $1.00
Accumulation unit value at end of period                               $ 1.49  $ 1.18  $ 1.07  $ 0.93  $ 0.73  $ 0.90  $ 1.15  $1.29
Number of accumulation units outstanding at end of period
(000 omitted)                                                           4,374   4,450   4,648   4,797   4,994   4,731   2,474     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                         $ 0.95  $ 0.85  $ 0.73  $ 0.55  $ 0.81  $ 1.23  $ 1.30  $1.00
Accumulation unit value at end of period                               $ 0.98  $ 0.95  $ 0.85  $ 0.73  $ 0.55  $ 0.81  $ 1.23  $1.30
Number of accumulation units outstanding at end of period
(000 omitted)                                                           2,039   2,480   2,708   3,087   3,317   4,035   1,798     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.04  $ 1.01  $ 0.94  $ 0.79  $ 0.92  $ 1.04  $ 1.08  $1.00
Accumulation unit value at end of period                               $ 1.17  $ 1.04  $ 1.01  $ 0.94  $ 0.79  $ 0.92  $ 1.04  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                             275     210     176     177     179     151       5     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.08  $ 1.06  $ 1.07  $ 1.08  $ 1.08  $ 1.05  $ 1.01  $1.00
Accumulation unit value at end of period                               $ 1.11  $ 1.08  $ 1.06  $ 1.07  $ 1.08  $ 1.08  $ 1.05  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,203   1,149   1,454   1,720   2,516   2,250      --     --
*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.23% AND
3.28%, RESPECTIVELY.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(11/9/1999)
Accumulation unit value at beginning of period                         $ 1.47  $ 1.31  $ 1.12  $ 0.81  $ 1.01  $ 1.00  $ 1.02  $1.00
Accumulation unit value at end of period                               $ 1.74  $ 1.47  $ 1.31  $ 1.12  $ 0.81  $ 1.01  $ 1.00  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                           3,199   1,284   1,141     861     536     342     244     --
------------------------------------------------------------------------------------------------------------------------------------



50 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                     2006    2005    2004    2003    2002    2001    2000   1999
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND
(10/23/2000)
Accumulation unit value at beginning of period                         $ 1.89  $ 1.43  $ 1.17  $ 0.84  $ 0.90   $0.92   $1.00     --
Accumulation unit value at end of period                               $ 2.50  $ 1.89  $ 1.43  $ 1.17  $ 0.84   $0.90   $0.92     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             428      49      48      42      67      35      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.23  $ 1.20  $ 1.09  $ 0.88  $ 0.96   $0.92   $1.03  $1.00
Accumulation unit value at end of period                               $ 1.35  $ 1.23  $ 1.20  $ 1.09  $ 0.88   $0.96   $0.92  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,320   1,059   1,262   1,212   1,027     821     278     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                         $ 0.72  $ 0.69  $ 0.66  $ 0.52  $ 0.67   $0.83   $1.00     --
Accumulation unit value at end of period                               $ 0.82  $ 0.72  $ 0.69  $ 0.66  $ 0.52   $0.67   $0.83     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           4,701   1,109   1,250     172     141     217     104     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of period                         $ 0.89  $ 0.86  $ 0.79  $ 0.63  $ 0.82   $0.94   $1.00     --
Accumulation unit value at end of period                               $ 1.01  $ 0.89  $ 0.86  $ 0.79  $ 0.63   $0.82   $0.94     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             539     565     639     728     711     450      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND
(11/9/1999)
Accumulation unit value at beginning of period                         $ 1.53  $ 1.48  $ 1.26  $ 0.87  $ 1.06   $1.14   $1.11  $1.00
Accumulation unit value at end of period                               $ 1.69  $ 1.53  $ 1.48  $ 1.26  $ 0.87   $1.06   $1.14  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                             338     394     445     419     366     276      85     --
------------------------------------------------------------------------------------------------------------------------------------



51 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                        p. 3
Rating Agencies                                    p. 4
Revenues Received During Calendar Year 2006        p. 4
Principal Underwriter                              p. 5
Independent Registered Public Accounting Firm      p. 5
Condensed Financial Information (Unaudited)        p. 6
Financial Statements



52 RIVERSOURCE GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

RIVERSOURCE [LOGO] (SM)
       ANNUITIES

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437

          RiverSource Distributors, Inc. (Distributor), Member NASD.

                 Insurance and annuity products are issued by
                      RiverSource Life Insurance Company.

           (c) 2007 Ameriprise Financial, Inc. All rights reserved.

45211 L (5/07)

PROSPECTUS
MAY 1, 2007

RIVERSOURCE(R)

PINNACLE VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

           829 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437
           (Administrative Office)


           RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT

NEW RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


This prospectus contains information that you should know before investing. Prospectuses are also available for:

o     AIM Variable Insurance Funds

o     Fidelity(R) Variable Insurance Products - Service Class

o     Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
      Class 2

o     MFS(R) Variable Insurance Trust(SM)

o     Putnam Variable Trust - Class IB Shares


o     RiverSource(R) Variable Portfolio Funds


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 1

TABLE OF CONTENTS


KEY TERMS ...................................................................3
THE CONTRACT IN BRIEF .......................................................4
EXPENSE SUMMARY .............................................................6
CONDENSED FINANCIAL INFORMATION (UNAUDITED) .................................9
FINANCIAL STATEMENTS ........................................................9
THE VARIABLE ACCOUNT AND THE FUNDS ..........................................9
THE ONE-YEAR FIXED ACCOUNT .................................................18
BUYING YOUR CONTRACT .......................................................18
CHARGES ....................................................................20
VALUING YOUR INVESTMENT ....................................................24
MAKING THE MOST OF YOUR CONTRACT ...........................................25
WITHDRAWALS ................................................................30
TSA -- SPECIAL WITHDRAWAL PROVISIONS .......................................30
CHANGING OWNERSHIP .........................................................31
BENEFITS IN CASE OF DEATH ..................................................31
OPTIONAL BENEFITS ..........................................................33
THE ANNUITY PAYOUT PERIOD ..................................................37
TAXES ......................................................................39
VOTING RIGHTS ..............................................................41
SUBSTITUTION OF INVESTMENTS ................................................42
ABOUT THE SERVICE PROVIDERS ................................................42
ADDITIONAL INFORMATION .....................................................44
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED) ......................45
TABLE OF CONTENTS OF THE
    STATEMENT OF ADDITIONAL INFORMATION ....................................49


CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.



2 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates declared for Guarantee Periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals and transfers from a GPA done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal. The GPAs may not be available in some states.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.


OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o     Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 3

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our administrative office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our administrative office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). It may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under
Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your investment professional or to our administrative office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 9)

o the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 15 and p. 18)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (p. 18)



4 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 26)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2 and may have other tax consequences. Certain other restrictions may apply. (p. 30)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 33)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 31)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 37)

TAXES: Generally, income earned on your contract value grows tax deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 39)





RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

        YEARS FROM PURCHASE                        WITHDRAWAL CHARGE
          PAYMENT RECEIPT                             PERCENTAGE
                 1                                         8%
                 2                                         8
                 3                                         7
                 4                                         6
                 5                                         5
                 6                                         4
                 7                                         2
                 Thereafter                                0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES

(as a percentage of average daily subaccount value)

The death benefit you select determines the fees you pay.

                                             ROP DEATH BENEFIT      MAV DEATH BENEFIT
VARIABLE ACCOUNT ADMINISTRATIVE CHARGE              0.15%                   0.15%
MORTALITY AND EXPENSE RISK FEE                      1.00                    1.10
TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES              1.15%                   1.25%

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                               $  30

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                    0.25%*

(As a percentage of the contract value charged annually on the contract anniversary.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE          0.40%*

(As a percentage of the contract value charged annually on the contract anniversary.)

* This fee apples only if you elect this optional feature.


6 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDING DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(a)

                                                                 MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements   0.60%     1.18%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
      Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                 GROSS TOTAL
                                                                       MANAGEMENT        12b-1        OTHER        ANNUAL
                                                                          FEES            FEES       EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series I Shares                       0.61%             --%        0.30%**     0.91%(1)
AIM V.I. Core Equity Fund, Series I Shares                                0.61              --         0.30**      0.91(1)
Fidelity(R) VIP Balanced Portfolio Service Class                          0.42            0.10         0.20        0.72
Fidelity(R) VIP Growth & Income Portfolio Service Class                   0.47            0.10         0.13        0.70
Fidelity(R) VIP Growth Portfolio Service Class                            0.57            0.10         0.11        0.78
Fidelity(R) VIP Mid Cap Portfolio Service Class                           0.57            0.10         0.11        0.78
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 0.51            0.25         0.20**      0.96(2)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2            0.48            0.25         0.30**      1.03(2)
FTVIPT Mutual Shares Securities Fund - Class 2                            0.60            0.25         0.21        1.06
FTVIPT Templeton Foreign Securities Fund - Class 2                        0.63            0.25         0.18**      1.06(2)
MFS(R) Investors Trust Series - Initial Class                             0.75              --         0.11        0.86
MFS(R) New Discovery Series - Initial Class                               0.90              --         0.13        1.03
MFS(R) Total Return Series - Initial Class                                0.75              --         0.10        0.85(3)
MFS(R) Utilities Series - Initial Class                                   0.75              --         0.11        0.86
Putnam VT Growth and Income Fund - Class IB Shares                        0.49            0.25         0.06**      0.80
Putnam VT Income Fund - Class IB Shares                                   0.61            0.25         0.15**      1.01(4)
Putnam VT International Equity Fund - Class IB Shares                     0.74            0.25         0.19**      1.18
Putnam VT Vista Fund - Class IB Shares                                    0.65            0.25         0.15**      1.05
RiverSource(R) Variable Portfolio - Balanced Fund                         0.56            0.13         0.15**      0.84(5),(6)
RiverSource(R) Variable Portfolio - Cash Management Fund                  0.33            0.13         0.14        0.60(5)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                 0.46            0.13         0.15**      0.74(5)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund        0.64            0.13         0.14**      0.91(5),(6)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                  0.59            0.13         0.16**      0.88(5)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                 0.57            0.13         0.13**      0.83(5),(6)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund              0.72            0.13         0.23**      1.08(5),(6)

  * The Funds provided the information on their expenses and we have not independently verified the information.

 ** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies
      (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.





RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 7


(2) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange
      Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2, 1.02% for
      FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2 and 1.03% for FTVIPT Templeton Foreign Securities Fund - Class 2.

(3)   The Fund's management fee as set forth in its Investment Advisory
      Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. For the Fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the Fund's
      Board of Trustees.

(4) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2007. After fee waivers and expense reimbursements net expenses would be 0.87% for Putnam VT Income Fund - Class IB Shares.

(5) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(6) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.07% for RiverSource(R)
      Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
      RiverSource(R) Variable Portfolio - Diversified Equity Income Fund and
      0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.


THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. It assumes that you selected the MAV death benefit and the optional Benefit Protector Plus. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
              IF YOU WITHDRAW YOUR CONTRACT                OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
        AT THE END OF THE APPLICABLE TIME PERIOD:         AT THE END OF THE APPLICABLE TIME PERIOD:
       1 YEAR      3 YEARS     5 YEARS    10 YEARS       1 YEAR     3 YEARS     5 YEARS     10 YEARS
      $1,095.41   $1,604.47   $2,038.71   $3,241.41      $295.41    $904.47    $1,538.71    $3,241.41


MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you select the ROP death benefit and do not select any optional riders. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:


                                                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
              IF YOU WITHDRAW YOUR CONTRACT                OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
        AT THE END OF THE APPLICABLE TIME PERIOD:         AT THE END OF THE APPLICABLE TIME PERIOD:
      1 YEAR       3 YEARS     5 YEARS    10 YEARS       1 YEAR     3 YEARS    5 YEARS      10 YEARS
      $984.71     $1,271.77   $1,483.63   $2,132.41      $184.71    $571.77    $983.63      $2,132.41

(1) In these examples, the $30 contract administrative charge is approximated as a .052% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.





8 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in the Appendix.

FINANCIAL STATEMENTS

You can find our financial statement and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.


      o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

      o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

      o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under
            Section 817(h) of the Code.



RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 9

      o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under any asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

      o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

      o REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

            Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

            The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.





10 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

      o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

            o Compensating, training and educating investment professionals who sell the contracts.

            o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

            o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

            o Providing sub-transfer agency and shareholder servicing to contract owners.

            o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

            o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

            o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

            o Subaccounting, transaction processing, recordkeeping and administration.

      o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

            o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

            o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

      o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

            o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

            o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.





RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 11

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:


------------------------------------------------------------------------------------------------------------------
INVESTING IN                    INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                Growth of capital. Invests principally in         A I M Advisors, Inc.
Appreciation Fund,              common stocks of companies likely to benefit
Series I Shares                 from new or innovative products, services or
                                processes as well as those with
                                above-average growth and excellent prospects
                                for future growth. The fund may also invest up
                                to 25% of its total assets in foreign
                                securities that involve risks not associated
                                with investing solely in the United States.

------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity            Growth of capital. Invests normally at least      A I M Advisors, Inc.
Fund, Series I Shares           80% of its net assets, plus the amount of any
                                borrowings for investment purposes, in equity
                                securities, including convertible securities of
                                established companies that have long-term
                                above-average growth in earnings and dividends
                                and growth companies that are believed to have
                                the potential for above-average growth in
                                earnings and dividends. The Fund may invest up
                                to 25% of its total assets in foreign
                                securities.

------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Balanced        Income and capital growth consistent with         Fidelity Management & Research
Portfolio Service Class         reasonable risk. Invests approximately 60% of     Company (FMR), investment
                                assets in stocks and other equity securities      manager; FMR U.K., FMR Far East
                                and the remainder in bonds and other debt         and Fidelity Investments Money
                                securities, including lower-quality debt          Market Management Inc. (FIMM),
                                securities, when its outlook is neutral.          sub-investment advisers.
                                Invests at least 25% of total assets in
                                fixed-income senior securities (including debt
                                securities and preferred stock). The fund
                                invests in domestic and foreign issuers.

------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &        High total return through a combination of        Fidelity Management & Research
Income Portfolio                current income and capital appreciation.          Company (FMR), investment
Service Class                   Normally invests a majority of assets in common   manager; FMR U.K., FMR Far East,
                                stocks with a focus on those that pay current     sub-investment advisers.
                                dividends and show potential for capital
                                appreciation. May invest in bonds, including
                                lower-quality debt securities, as well as
                                stocks that are not currently paying dividends,
                                but offer prospects for future income or
                                capital appreciation. Invests in domestic and
                                foreign issuers. The Fund invests in either
                                "growth" stocks or "value" stocks or both.

------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth          Achieve capital appreciation. Normally invests    Fidelity Management & Research
Portfolio Service Class         primarily in common stocks. Invests in            Company (FMR), investment
                                companies that it believes have above-average     manager; FMR U.K., FMR Far East,
                                growth potential (stocks of these companies are   sub-investment advisers.
                                often called "growth" stocks). The Fund invests
                                in domestic and foreign issuers.

------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap         Long-term growth of capital. Allocates assets     Fidelity Management & Research
Portfolio Service Class         across different market sectors and maturities.   Company (FMR), investment
                                Normally invests primarily in common stocks.      manager; FMR U.K., FMR Far East,
                                Normally invests at least 80% of assets in        sub-investment advisers.
                                securities of companies with medium market
                                capitalizations. May invest in companies with
                                smaller or larger market capitalizations.
                                Invests in domestic and foreign issuers. The
                                Fund invests in either "growth" or "value"
                                common stocks or both.

--------------------------------------------------------------------------------------------------------------------



12 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
INVESTING IN                    INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small           Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Cap Value Securities            invests at least 80% of its net assets in
Fund - Class 2                  investments of small capitalization companies,
                                and normally invests predominantly in equity
                                securities. The Fund invests mainly in equity
                                securities of companies that the manager
                                believes are undervalued.

--------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small-          Long-term capital growth. The Fund normally       Franklin Advisers, Inc.
Mid Cap Growth                  invests at least 80% of its net assets in
Securities Fund - Class 2       investments of small capitalization (small
                                cap) and mid capitalization (mid cap)
                                companies.

--------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares            Capital appreciation, with income as a            Franklin Mutual Advisers, LLC
Securities Fund - Class 2       secondary goal. The Fund normally invests
                                primarily in equity securities of companies
                                that the manager believes are undervalued. The
                                Fund also invests, to a lesser extent in risk
                                arbitrage securities and distressed companies.

--------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton                Long-term capital growth. The Fund normally       Templeton Investment Counsel, LLC,
Foreign Securities Fund -       invests at least 80% of its net assets in         adviser; Franklin Templeton
Class 2                         investments of issuers located outside the        Investment Management Limited,
                                U.S., including those in emerging markets, and    subadviser
                                normally invests predominantly in equity
                                securities.

--------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust          Capital appreciation. Normally invests in         MFS Investment Management(R)
Series - Initial Class          equity securities of companies MFS believes to
                                have above average earnings growth potential
                                compared to other companies (growth
                                companies), in the stocks of companies it
                                believes are undervalued compared to their
                                perceived worth (value companies), or in a
                                combination of growth and value companies.

--------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery            Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Initial Class          companies MFS believes to have above average
                                earnings growth potential compared to other
                                companies (growth companies).

--------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return             Total return. Invests primarily in equity and     MFS Investment Management(R)
Series - Initial Class          fixed income securities. MFS invests between
                                40% and 75% of the fund's net assets in equity
                                securities and at least 25% of the fund's
                                total assets in fixed-income senior securities.

--------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities                Total return. Normally invests at least 80% of    MFS Investment Management(R)
Series - Initial Class          the fund's net assets in securities of issuers
                                in the utilities industry.

--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and            Capital growth and current income. The fund       Putnam Investment Management, LLC
Income Fund - Class IB          pursues its goal by investing mainly in common
Shares                          stocks of U.S. companies, with a focus on
                                value stocks that offer the potential for
                                capital growth, current income or both.

--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund -         High current income consistent with what          Putnam Investment Management, LLC
Class IB Shares                 Putnam Management believes to be prudent risk.
                                The fund pursues its goal by investing mainly
                                in bonds that (i) are obligations of
                                corporations and governments worldwide
                                denominated in U.S. dollars, (ii) are either
                                investment-grade or below investment-grade and
                                (iii) have intermediate to long-term
                                maturities (three years or longer).

--------------------------------------------------------------------------------------------------------------------



RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 13

--------------------------------------------------------------------------------------------------------------------
INVESTING IN                    INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Putnam VT International         Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Equity Fund - Class IB          by investing mainly in common stocks of
Shares                          companies outside the United States that Putnam
                                Management believes have favorable investment
                                potential. Under normal circumstances, the fund
                                invests at least 80% of its net assets in
                                equity investments.

--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -          Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Class IB Shares                 by investing mainly in common stocks of U.S.
                                companies, with a focus on growth stocks.

--------------------------------------------------------------------------------------------------------------------
RiverSource Variable            Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund       combination of capital growth and current
                                income. Invests primarily in a combination of
                                common and preferred stocks, bonds and other
                                debt securities. Under normal market
                                conditions, at least 50% of the Fund's total
                                assets are invested in common stocks and no
                                less than 25% of the Fund's total assets are
                                invested in debt securities. The Fund may
                                invest up to 25% of its total assets in foreign
                                investments.

--------------------------------------------------------------------------------------------------------------------
RiverSource Variable            Maximum current income consistent with            RiverSource Investments, LLC
Portfolio - Cash                liquidity and stability of principal. Invests
Management Fund                 primarily in money market instruments, such as
                                marketable debt obligations issued by
                                corporations or the U.S. government or its
                                agencies, bank certificates of deposit,
                                bankers' acceptances, letters of credit and
                                commercial paper, including asset-backed
                                commercial paper.

--------------------------------------------------------------------------------------------------------------------
RiverSource Variable            High level of current income while attempting     RiverSource Investments, LLC
Portfolio - Diversified         to conserve the value of the investment for the
Bond Fund                       longest period of time. Under normal market
                                conditions, the Fund invests at least 80% of
                                its net assets in bonds and other debt
                                securities. At least 50% of the Fund's net
                                assets will be invested in securities like
                                those included in the Lehman Brothers Aggregate
                                Bond Index (Index), which are investment grade
                                and denominated in U.S. dollars. The Index
                                includes securities issued by the U.S.
                                government, corporate bonds and mortgage- and
                                asset-backed securities. Although the Fund
                                emphasizes high- and medium-quality debt
                                securities, it will assume some credit risk to
                                achieve higher yield and/or capital
                                appreciation by buying lower-quality (junk)
                                bonds.

--------------------------------------------------------------------------------------------------------------------
RiverSource Variable            High level of current income and, as a            RiverSource Investments, LLC
Portfolio - Diversified         secondary goal, steady growth of capital. Under
Equity Income Fund              normal market conditions, the Fund invests at
                                least 80% of its net assets in dividend-paying
                                common and preferred stocks. The Fund may
                                invest up to 25% of its total assets in foreign
                                investments.

--------------------------------------------------------------------------------------------------------------------
RiverSource Variable            High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield          secondary objective. Under normal market
Bond Fund                       conditions, the Fund invests at least 80% of
                                its net assets in high-yielding, high-risk
                                corporate bonds (junk bonds) issued by U.S. and
                                foreign companies and governments.

--------------------------------------------------------------------------------------------------------------------



14 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
INVESTING IN                    INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
RiverSource Variable            Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap           conditions, the Fund invests at least 80% of its
Equity Fund                     net assets in equity securities of companies
                                with market capitalization greater
                                than $5 billion at the time of purchase.

--------------------------------------------------------------------------------------------------------------------
RiverSource Variable            Long-term capital growth. Under normal market     RiverSource Investments, LLC,
Portfolio - Small Cap           conditions, at least 80% of the Fund's net        adviser; Kenwood Capital
Advantage Fund                  assets are invested in equity securities of       Management LLC, subadviser
                                companies with market capitalization of up to
                                $2 billion or that fall within the range of the
                                Russell 2000(R) Index at the time of investment.

--------------------------------------------------------------------------------------------------------------------


THE GUARANTEE PERIOD ACCOUNTS (GPAs)

The GPAs may not be available in some states.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine these Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window, you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.


We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.





RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 15

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:

                  IF YOUR GPA RATE IS:                  THE MVA IS:
             Less than the new GPA rate + 0.10%          Negative
             Equal to the new GPA rate + 0.10%           Zero
             Greater than the new GPA rate + 0.10%       Positive

GENERAL EXAMPLES

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.


16 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                   1 + i
    EARLY WITHDRAWAL AMOUNT x [(------------) (TO THE POWER OF n/12) - 1] = MVA
                                1 + j + .001

    Where   i = rate earned in the GPA from which amounts are being
                transferred or withdrawn.

            j = current rate for a new Guaranteed Period equal to the
                remaining term in the current Guarantee Period.

            n = number of months remaining in the current Guarantee Period
                (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                    1.030
    $1,000 x [(---------------) (TO THE POWER OF 84/12) - 1] = -$39.84
               1 + .035 + .001

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                    1.030
    $1,000 x [(---------------) (TO THE POWER OF 84/12) - 1] = $27.61
               1 + .025 + .001

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 17

THE ONE-YEAR FIXED ACCOUNT

You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account.

These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

BUYING YOUR CONTRACT


New contracts are not currently being offered.

We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable.


As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger.

When you applied, you selected (if available in your state):

o the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);

o     how you wanted to make purchase payments;

o the date you wanted to start receiving annuity payouts (the retirement date);

o     a death benefit option(2);

o     the optional Benefit Protector(SM) Death Benefit Rider(3);

o     the optional Benefit Protector(SM) Plus Death Benefit Rider(3); and

o     a beneficiary.

(1) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in some states.

(2) The MAV death benefit is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue the ROP death benefit will apply.

(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

We apply your purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our administrative office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our administrative office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Massachusetts, you may make additional purchase payments for ten years only.


18 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

o     no earlier than the 30th day after the contract's effective date; and


o no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later), or such other date as agreed upon by us.


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.

If you satisfy your required minimum distribution in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

MINIMUM ADDITIONAL PURCHASE PAYMENTS

    $50 for SIPs.
    $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*

    $1,000,000 for issue ages up to 85
    $100,000 for issue ages 86 to 90

* These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 19

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to our administrative office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.


LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers,withdrawals or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.


CHARGES


ALL CONTRACTS


CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. Some states limit any contract charge allocated to the one-year fixed account. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select the ROP death benefit, the mortality and expense risk fee is 1.00%. If you select the MAV death benefit, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed below, will cover sales and distribution expenses.


20 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

      (a)   is 10% of your prior anniversary's contract value; and
      (b)   is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

       PPW = XSF + (ACV - XSF) x (PPNPW - XSF)
       ---------------------------------------
                   (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.





RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 21

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

            YEARS FROM PURCHASE                WITHDRAWAL CHARGE
              PAYMENT RECEIPT                     PERCENTAGE
                     1                                 8%
                     2                                 8
                     3                                 7
                     4                                 6
                     5                                 5
                     6                                 4
                     7                                 2
                     Thereafter                        0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

o The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o     We received these payments:

      --    $10,000 July 1, 2003;

      --    $8,000 Dec. 31, 2008;

      --    $6,000 Feb. 20, 2011; and

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and had not made any other withdrawals during that contract year; and

o     The prior anniversary July 1, 2013 contract value was $38,488.

      WITHDRAWAL CHARGE   EXPLANATION
            $   0         $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

                0         $10,252.20 is contract earnings in excess of the 10% TFA amount withdrawn without withdrawal charge; and

                0         $10,000 July 1, 2003 purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

              400         $8,000 Dec. 31, 2008 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and

              420         $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt, withdrawn with a 7% withdrawal
            -----         charge.
            $ 820



22 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

o     withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;

o required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;

o     contracts settled using an annuity payout plan;

o     death benefits;

o withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

o to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

OPTIONAL DEATH BENEFITS


BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason other than death or when the annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason other than death or when the annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.




RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 23

VALUING YOUR INVESTMENT


We value your accounts as follows:

GPAs AND ONE-YEAR FIXED ACCOUNT

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of these accounts equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

o     plus interest credited;

o minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;

o     minus any prorated portion of the contract administrative charge; and

o minus the prorated portion of the fee for any of the following optional benefits you have selected:

      --    Benefit Protector(SM) rider

      --    Benefit Protector(SM) Plus rider

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.


Here is how we calculate accumulation unit values:


NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o     additional purchase payments you allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial withdrawals;

o     withdrawal charges;

and the deduction of a prorated portion of:

o     the contract administrative charge;

o     the fee for any of the following optional benefits you have selected:

      --    Benefit Protector(SM) rider

      --    Benefit Protector(SM) Plus rider

Accumulation unit values will fluctuate due to:

o     changes in fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o mortality and expense risk fee and the variable account administrative charge.


24 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT


AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                      NUMBER
By investing an equal number                           AMOUNT      ACCUMULATION      OF UNITS
of dollars each month...                  MONTH       INVESTED      UNIT VALUE       PURCHASED
                                           Jan           $100           $20             5.00
you automatically buy                      Feb            100            18             5.56
more units when the                        Mar            100            17             5.88
per unit market price is low... ------>    Apr            100            15             6.67
                                           May            100            16             6.25
                                           Jun            100            18             5.56
and fewer units                            Jul            100            17             5.88
when the per unit                          Aug            100            19             5.26
market price is high.           ------>    Sept           100            21             4.76
                                           Oct            100            20             5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

             IF YOUR NET CONTRACT VALUE(1) IS ...     WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
                     $10,000-$49,999                             Tier 1 DCA account
                     $50,000 or more                            Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate


RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 25 does not change even if we change the rate we credit on new purchase payments or if your net contract value changes. We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.


TRANSFERRING AMONG ACCOUNTS


You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.


26 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES


o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

o It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

      Until further notice, however, we have removed this restriction and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

o You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

o     Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.





RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 27

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S.
      mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.



28 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our administrative office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:      $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:      Contract value or entire account balance

*     Failure to provide a Social Security Number or Taxpayer Identification
      Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs, or one-year fixed account.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals: $100 monthly
                          $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Withdrawals:              $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.


RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 29

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us.
If we receive your withdrawal request at our administrative office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges, withdrawal charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see "Optional Benefits"). In addition, withdrawals you are required to take to satisfy required minimum distributions under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the withdrawal amount includes a purchase payment check that has not cleared;

      -- the NYSE is closed, except for normal holiday and weekend closings;

      --    trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES


The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.


The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      --    you are at least age 59 1/2;

      --    you are disabled as defined in the Code;

      -- you severed employment with the employer who purchased the contract; or

      --    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


30 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus Death Benefit rider will terminate upon change of ownership. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: Return of purchase payments (ROP) death benefit and maximum anniversary (MAV) death benefit. If either you or the annuitant are 79 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either ROP death benefit or MAV death benefit on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1.    contract value; or

2.    total purchase payments minus adjusted partial withdrawals.

                                                                                PW x DB
      ADJUSTED PARTIAL WITHDRAWALS FOR ROP DEATH BENEFIT OR MAV DEATH BENEFIT = -------
                                                                                  CV

      PW = the partial withdrawal including any applicable withdrawal charge or MVA.

      DB = the death benefit on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

o     You purchase the contract for $25,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

o On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

      We calculate the ROP death benefit on March 1, 2004 as follows:

         Contract Value at death:                                                            $20,500.00
                                                                                             ==========
         Purchase payment minus adjusted partial withdrawals:
              Total purchase payments:                                                       $25,000.00
              minus the adjusted partial withdrawal
              calculated as:    $1,500 x $25,000  =                                           -1,704.55
                                ----------------                                             ----------
                                   $22,000

              for a death benefit of:                                                        $23,295.45
                                                                                             ==========
         The ROP death benefit, calculated as the greater of these two values:               $23,295.45


RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 31

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1.    contract value; or

2.    total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

o     You purchase the contract for $25,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

o On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

      We calculate the MAV death benefit on March 1, 2004 as follows:

         Contract Value at death:                                                              $20,500.00
                                                                                               ==========
         Purchase payment minus adjusted partial withdrawals:                                  $23,295.45
                                                                                               ==========
         The MAV immediately preceding the date of death
         plus any payments made since that anniversary
         minus adjusted partial withdrawals:
              MAV on the prior anniversary:                                                    $29,000.00
              plus purchase payments made the prior anniversary:                                    +0.00
              minus adjusted partial withdrawals taken since that anniversary,
              calculated as:   $1,500 x $29,000 =                                               -1,977.27
                               ----------------                                                ----------
                                     $22,000

         for a death benefit of:                                                               $27,022.73
                                                                                               ==========
       The MAV death benefit, calculated as the greatest of these
       three values:                                                                           $27,022.73

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus rider, if selected, will terminate. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.


32 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

      Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus rider, if selected, will terminate. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
      70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o     the applicable death benefit plus:

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

o You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 33

EXAMPLE OF THE BENEFIT PROTECTOR

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select MAV death benefit.

o On July 1, 2003 the contract value grows to $105,000. The MAV death benefit under on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

         MAV death benefit (contract value):                               $ 110,000
         plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
         previously withdrawn): 0.40 x ($110,000 - $100,000) =                +4,000
                                                                           ---------
      Total death benefit of:                                              $ 114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

         MAV death benefit (MAV):                                          $ 110,000
         plus the Benefit Protector benefit (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                                       +4,000
                                                                           ---------
      Total death benefit of:                                              $ 114,000

o On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

         MAV death benefit (MAV adjusted for partial withdrawals):         $  57,619
         plus the Benefit Protector benefit (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                         +1,048
                                                                           ---------
      Total death benefit of:                                              $  58,667

o On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:

         MAV death benefit (contract value):                               $ 200,000
         plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                +55,000
                                                                           ---------
      Total death benefit of:                                              $ 255,000

o On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:

         MAV death benefit (contract value):                               $ 250,000
         plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                +55,000
                                                                           ---------
      Total death benefit of:                                              $ 305,000

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:

         MAV death benefit (contract value):                               $ 250,000
         plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
         previously withdrawn):  0.40 x ($250,000 - $105,000) =              +58,000
                                                                           ---------
      Total death benefit of:                                              $ 308,000


34 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchase through a transfer, exchange or rollover from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o     the benefits payable under the Benefit Protector described above, plus:

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                      PERCENTAGE IF YOU AND THE     PERCENTAGE IF YOU OR THE
                      ANNUITANT ARE UNDER AGE 70    ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR         ON THE RIDER EFFECTIVE DATE  ON THE RIDER EFFECTIVE DATE
One and Two                         0%                           0%
Three and Four                     10%                        3.75%
Five or more                       20%                         7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

o     the applicable death benefit (see "Benefits in Case of Death") plus:

                             PERCENTAGE IF YOU AND THE                            PERCENTAGE IF YOU OR THE
                             ANNUITANT ARE UNDER AGE 70                           ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR           ON THE RIDER EFFECTIVE DATE, ADD ...                ON THE RIDER EFFECTIVE DATE, ADD ...
 One             Zero                                                Zero
 Two             40% x earnings at death (see above)                 15% x earnings at death
 Three and Four  40% x (earnings at death + 25% of initial purchase  15% x (earnings at death + 25% of initial purchase
                 payment*)                                           payment*)
 Five or more    40% x (earnings at death + 50% of initial purchase  15% x (earnings at death + 50% of initial purchase
                 payment*)                                           payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

o You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 35

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select the MAV death benefit.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals MAV death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:

       MAV death benefit (contract value):                                           $110,000
       plus the Benefit Protector Plus benefit which equals 40%
       of earnings at death (MAV death benefit minus payments
       not previously withdrawn):  0.40 x ($110,000 - $100,000) =                      +4,000
                                                                                     --------
    Total death benefit of:                                                          $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

       MAV death benefit (MAV):                                                      $110,000
       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death:  0.40 x ($110,000 - $100,000) =                       +4,000
       plus 10% of purchase payments made within 60 days of contract
       issue and not previously withdrawn: 0.10 x $100,000 =                          +10,000
                                                                                     --------
    Total death benefit of:                                                          $124,000

o On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:

       MAV death benefit (MAV adjusted for partial withdrawals):                      $57,619
       plus the Benefit Protector Plus benefit which equals 40%
       of earnings at death:  0.40 x ($57,619 - $55,000) =                             +1,048
       plus 10% of purchase payments made within 60 days of contract
       issue and not previously withdrawn: 0.10 x $55,000 =                            +5,500
                                                                                      -------
    Total death benefit of:                                                           $64,167

o On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

       MAV death benefit (contract value):                                           $200,000
       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of 100% of
       purchase payments not previously withdrawn that are one
       or more years old                                                              +55,000
       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =                  +11,000
                                                                                     --------
    Total death benefit of:                                                          $266,000


36 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

o On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:

       MAV death benefit (contract value):                                           $250,000
       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of 100%
       of purchase payments not previously
       withdrawn that are one or more years old                                       +55,000
       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =                  +11,000
                                                                                     --------
      Total death benefit of:                                                        $316,000

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:

       MAV death benefit (contract value):                                           $250,000
       plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV death benefit minus payments not
       previously withdrawn): 0.40 x ($250,000 - $105,000) =                          +58,000
       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =                  +11,000
                                                                                     --------
      Total death benefit of:                                                        $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: for special tax considerations associated with the Benefit Protector Plus, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o     the annuity payout plan you select;

o     the annuitant's age and, in most cases, sex;

o     the annuity table in the contract; and

o     the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 37

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

o PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


38 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHDRAWALS: If you withdraw part of your nonqualified annuity before your annuity payouts begin, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract.

If you withdraw all of your nonqualified annuity before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds the investment in the contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.


PENALTIES: If you receive amounts from your nonqualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death or, in the event of non-natural ownership, the death of the annuitant;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o     if it is allocable to an investment before Aug. 14, 1982; or


o if annuity payouts are made under immediate annuities as defined by the Code.





RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 39

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAs, ROTH IRAs AND SEPs: If you receive taxable income as a result of an annuity payout or a withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien. State withholding also may be imposed on taxable distributions.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o     the payout is a RMD as defined under the Code;

o     the payout is made on account of an eligible hardship; or

o     the payout is a corrective distribution.


In the above situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



40 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o     Because of your death,

o     Because you become disabled (as defined in the Code);

o If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o If the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only); or

o     To pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you make non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDERS OR THE MAV DEATH
BENEFIT: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


COLLATERAL ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any other withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o     the reserve held in each subaccount for your contract; divided by

o     the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 41

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o     add new subaccounts;

o     combine any two or more subaccounts;

o     transfer assets to and from the subaccounts or the variable account; and

o     eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 6.0% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - the funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.





42 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.


We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.





RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 43

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2006 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION


This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


44 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

APPENDIX: CONDENSED FINANCIAL INFORMATION
(Unaudited)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                            2006   2005   2004   2003   2002   2001   2000   1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period                                $0.92  $0.85  $0.81  $0.63  $0.84  $1.11  $1.26  $1.00
Accumulation unit value at end of period                                      $0.96  $0.92  $0.85  $0.81  $0.63  $0.84  $1.11  $1.26
Number of accumulation units outstanding at end of period (000 omitted)         173    129    140    150    131     78     29     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                                $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                                      $1.08     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         254     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                                $1.07  $1.02  $0.98  $0.84  $0.93  $0.96  $1.02  $1.00
Accumulation unit value at end of period                                      $1.18  $1.07  $1.02  $0.98  $0.84  $0.93  $0.96  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          46     50     55     65     68     59     --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                                $0.98  $0.93  $0.89  $0.72  $0.88  $0.98  $1.03  $1.00
Accumulation unit value at end of period                                      $1.10  $0.98  $0.93  $0.89  $0.72  $0.88  $0.98  $1.03
Number of accumulation units outstanding at end of period (000 omitted)         248    198    181    157    145     90      3     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                                $0.80  $0.77  $0.75  $0.57  $0.83  $1.02  $1.16  $1.00
Accumulation unit value at end of period                                      $0.85  $0.80  $0.77  $0.75  $0.57  $0.83  $1.02  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          99    117    108    191    159    152    129     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                                $2.74  $2.35  $1.90  $1.39  $1.56  $1.63  $1.24  $1.00
Accumulation unit value at end of period                                      $3.06  $2.74  $2.35  $1.90  $1.39  $1.56  $1.63  $1.24
Number of accumulation units outstanding at end of period (000 omitted)         211    226    250    268    298    202     11     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                                $2.24  $2.08  $1.70  $1.30  $1.45  $1.29  $1.04  $1.00
Accumulation unit value at end of period                                      $2.59  $2.24  $2.08  $1.70  $1.30  $1.45  $1.29  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                                $1.11  $1.07  $0.97  $0.71  $1.01  $1.21  $1.43  $1.00
Accumulation unit value at end of period                                      $1.19  $1.11  $1.07  $0.97  $0.71  $1.01  $1.21  $1.43
Number of accumulation units outstanding at end of period (000 omitted)         421    465    481    495    546    261     21     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                                $1.61  $1.47  $1.32  $1.07  $1.22  $1.16  $1.03  $1.00
Accumulation unit value at end of period                                      $1.88  $1.61  $1.47  $1.32  $1.07  $1.22  $1.16  $1.03
Number of accumulation units outstanding at end of period (000 omitted)         713    655    587    281    285     63      5     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                                $1.21  $1.11  $0.95  $0.73  $0.90  $1.09  $1.13  $1.00
Accumulation unit value at end of period                                      $1.46  $1.21  $1.11  $0.95  $0.73  $0.90  $1.09  $1.13
Number of accumulation units outstanding at end of period (000 omitted)         102    122     97    102     89     29     12     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                                $0.95  $0.90  $0.81  $0.67  $0.86  $1.04  $1.05  $1.00
Accumulation unit value at end of period                                      $1.06  $0.95  $0.90  $0.81  $0.67  $0.86  $1.04  $1.05
Number of accumulation units outstanding at end of period (000 omitted)           2      2      2      2      2      9      8     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                                $1.27  $1.22  $1.16  $0.88  $1.30  $1.38  $1.43  $1.00
Accumulation unit value at end of period                                      $1.42  $1.27  $1.22  $1.16  $0.88  $1.30  $1.38  $1.43
Number of accumulation units outstanding at end of period (000 omitted)          19     27     26     30     27     14     14     --
------------------------------------------------------------------------------------------------------------------------------------





RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 45

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                         2006    2005    2004    2003   2002   2001   2000   1999
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.37  $ 1.35  $ 1.22  $1.06  $1.14  $1.15  $1.00  $1.00
Accumulation unit value at end of period                                   $ 1.51  $ 1.37  $ 1.35  $1.22  $1.06  $1.14  $1.15  $1.00
Number of accumulation units outstanding at end of period (000 omitted)        47      52      51     46     45     36      6     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.38  $ 1.19  $ 0.93  $0.69  $0.90  $1.21  $1.14  $1.00
Accumulation unit value at end of period                                   $ 1.79  $ 1.38  $ 1.19  $0.93  $0.69  $0.90  $1.21  $1.14
Number of accumulation units outstanding at end of period (000 omitted)        33      34      35     34     36     37      9     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.10  $ 1.06  $ 0.96  $0.77  $0.96  $1.03  $0.97  $1.00
Accumulation unit value at end of period                                   $ 1.26  $ 1.10  $ 1.06  $0.96  $0.77  $0.96  $1.03  $0.97
Number of accumulation units outstanding at end of period (000 omitted)       242     304     323    363    405    320     59     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.29  $ 1.28  $ 1.24  $1.20  $1.12  $1.06  $0.99  $1.00
Accumulation unit value at end of period                                   $ 1.34  $ 1.29  $ 1.28  $1.24  $1.20  $1.12  $1.06  $0.99
Number of accumulation units outstanding at end of period (000 omitted)        15      15      15     28     29     16     16     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.19  $ 1.07  $ 0.93  $0.73  $0.90  $1.15  $1.29  $1.00
Accumulation unit value at end of period                                   $ 1.50  $ 1.19  $ 1.07  $0.93  $0.73  $0.90  $1.15  $1.29
Number of accumulation units outstanding at end of period (000 omitted)       103     122     127    179    219    173     30     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                             $ 0.95  $ 0.86  $ 0.73  $0.56  $0.81  $1.23  $1.30  $1.00
Accumulation unit value at end of period                                   $ 0.99  $ 0.95  $ 0.86  $0.73  $0.56  $0.81  $1.23  $1.30
Number of accumulation units outstanding at end of period (000 omitted)       228     222     220    215    187    104     19     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.05  $ 1.02  $ 0.94  $0.79  $0.92  $1.04  $1.08  $1.00
Accumulation unit value at end of period                                   $ 1.18  $ 1.05  $ 1.02  $0.94  $0.79  $0.92  $1.04  $1.08
Number of accumulation units outstanding at end of period (000 omitted)       121     121     122    122    135    173      1     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.08  $ 1.07  $ 1.07  $1.08  $1.08  $1.05  $1.01  $1.00
Accumulation unit value at end of period                                   $ 1.12  $ 1.08  $ 1.07  $1.07  $1.08  $1.08  $1.05  $1.01
Number of accumulation units outstanding at end of period (000 omitted)       460     205      64     72    161    284     --     --

* The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006 were
  3.32% and 3.38%, respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.26  $ 1.24  $ 1.20  $1.17  $1.12  $1.05  $1.01  $1.00
Accumulation unit value at end of period                                   $ 1.30  $ 1.26  $ 1.24  $1.20  $1.17  $1.12  $1.05  $1.01
Number of accumulation units outstanding at end of period (000 omitted)     1,771     120     127     31     32     24     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.48  $ 1.32  $ 1.13  $0.81  $1.01  $1.00  $1.02  $1.00
Accumulation unit value at end of period                                   $ 1.75  $ 1.48  $ 1.32  $1.13  $0.81  $1.01  $1.00  $1.02
Number of accumulation units outstanding at end of period (000 omitted)     4,535   2,962      25     25     25     26     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.24  $ 1.21  $ 1.10  $0.89  $0.96  $0.92  $1.03  $1.00
Accumulation unit value at end of period                                   $ 1.36  $ 1.24  $ 1.21  $1.10  $0.89  $0.96  $0.92  $1.03
Number of accumulation units outstanding at end of period (000 omitted)       930     672     157     81     96     40     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.11  $ 1.06  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.26  $ 1.11  $ 1.06     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     2,749   3,138   1,827     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.54  $ 1.49  $ 1.27  $0.87  $1.06  $1.15  $1.11  $1.00
Accumulation unit value at end of period                                   $ 1.70  $ 1.54  $ 1.49  $1.27  $0.87  $1.06  $1.15  $1.11
Number of accumulation units outstanding at end of period (000 omitted)        19      19      20     27     32     11     --     --
------------------------------------------------------------------------------------------------------------------------------------





46 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                     2006    2005    2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/9/1999)
Accumulation unit value at beginning of period                         $ 0.91  $ 0.85  $ 0.80  $ 0.63  $ 0.84  $ 1.11  $ 1.26  $1.00
Accumulation unit value at end of period                               $ 0.96  $ 0.91  $ 0.85  $ 0.80  $ 0.63  $ 0.84  $ 1.11  $1.26
Number of accumulation units outstanding at end of period (000
omitted)                                                                3,214   3,090   3,428   3,393   3,148   3,345   1,103     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                         $ 1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period                               $ 1.08      --      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                                5,506      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.06  $ 1.01  $ 0.97  $ 0.84  $ 0.93  $ 0.96  $ 1.02  $1.00
Accumulation unit value at end of period                               $ 1.17  $ 1.06  $ 1.01  $ 0.97  $ 0.84  $ 0.93  $ 0.96  $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                                  452     468     481     526     511     350      66     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                         $ 0.98  $ 0.92  $ 0.88  $ 0.72  $ 0.88  $ 0.98  $ 1.03  $1.00
Accumulation unit value at end of period                               $ 1.09  $ 0.98  $ 0.92  $ 0.88  $ 0.72  $ 0.88  $ 0.98  $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                                  396     386     441     436     435     425      85     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                         $ 0.80  $ 0.76  $ 0.75  $ 0.57  $ 0.83  $ 1.02  $ 1.16  $1.00
Accumulation unit value at end of period                               $ 0.84  $ 0.80  $ 0.76  $ 0.75  $ 0.57  $ 0.83  $ 1.02  $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                                  144     164     173     195     208     445     365     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                         $ 2.73  $ 2.34  $ 1.90  $ 1.39  $ 1.56  $ 1.63  $ 1.24  $1.00
Accumulation unit value at end of period                               $ 3.03  $ 2.73  $ 2.34  $ 1.90  $ 1.39  $ 1.56  $ 1.63  $1.24
Number of accumulation units outstanding at end of period (000
omitted)                                                                1,627   1,723   1,897   1,802   1,810   1,254     206     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
(11/9/1999)
Accumulation unit value at beginning of period                         $ 2.22  $ 2.07  $ 1.69  $ 1.30  $ 1.45  $ 1.29  $ 1.04  $1.00
Accumulation unit value at end of period                               $ 2.57  $ 2.22  $ 2.07  $ 1.69  $ 1.30  $ 1.45  $ 1.29  $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                                  717     658     516     219      47       2      --     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
(11/9/1999)
Accumulation unit value at beginning of period                         $ 1.10  $ 1.06  $ 0.96  $ 0.71  $ 1.01  $ 1.21  $ 1.43  $1.00
Accumulation unit value at end of period                               $ 1.18  $ 1.10  $ 1.06  $ 0.96  $ 0.71  $ 1.01  $ 1.21  $1.43
Number of accumulation units outstanding at end of period (000
omitted)                                                                4,295   4,737   5,177   4,918   4,574   2,844     855     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.60  $ 1.46  $ 1.32  $ 1.06  $ 1.22  $ 1.16  $ 1.03  $1.00
Accumulation unit value at end of period                               $ 1.87  $ 1.60  $ 1.46  $ 1.32  $ 1.06  $ 1.22  $ 1.16  $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                                6,011   5,328   5,621   4,198   2,393     252      --     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.21  $ 1.11  $ 0.95  $ 0.73  $ 0.90  $ 1.09  $ 1.13  $1.00
Accumulation unit value at end of period                               $ 1.45  $ 1.21  $ 1.11  $ 0.95  $ 0.73  $ 0.90  $ 1.09  $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                                  368     420     400     371     296     145      16     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                         $ 0.94  $ 0.89  $ 0.81  $ 0.67  $ 0.86  $ 1.04  $ 1.05  $1.00
Accumulation unit value at end of period                               $ 1.05  $ 0.94  $ 0.89  $ 0.81  $ 0.67  $ 0.86  $ 1.04  $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                                1,379   1,483   1,582   1,661   1,578   1,377     295     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.26  $ 1.22  $ 1.16  $ 0.88  $ 1.30  $ 1.38  $ 1.43  $1.00
Accumulation unit value at end of period                               $ 1.41  $ 1.26  $ 1.22  $ 1.16  $ 0.88  $ 1.30  $ 1.38  $1.43
Number of accumulation units outstanding at end of period (000
omitted)                                                                   22      33      31      32      32      18      19     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.36  $ 1.34  $ 1.22  $ 1.06  $ 1.13  $ 1.14  $ 1.00  $1.00
Accumulation unit value at end of period                               $ 1.50  $ 1.36  $ 1.34  $ 1.22  $ 1.06  $ 1.13  $ 1.14  $1.00
Number of accumulation units outstanding at end of period (000
omitted)                                                                  117     100      88      89      74      77      25     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.37  $ 1.19  $ 0.92  $ 0.69  $ 0.90  $ 1.20  $ 1.14  $1.00
Accumulation unit value at end of period                               $ 1.77  $ 1.37  $ 1.19  $ 0.92  $ 0.69  $ 0.90  $ 1.20  $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                                1,159   1,267   1,336   1,393   1,631   1,999   1,109     --
------------------------------------------------------------------------------------------------------------------------------------





RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 47

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                     2006    2005    2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.09  $ 1.05  $ 0.96  $ 0.76  $ 0.95  $ 1.03  $ 0.97  $1.00
Accumulation unit value at end of period                               $ 1.25  $ 1.09  $ 1.05  $ 0.96  $ 0.76  $ 0.95  $ 1.03  $0.97
Number of accumulation units outstanding at end of period (000
omitted)                                                                1,443   1,621   1,596   1,635   1,583     963     146     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.28  $ 1.27  $ 1.23  $ 1.19  $ 1.12  $ 1.06  $ 0.99  $1.00
Accumulation unit value at end of period                               $ 1.33  $ 1.28  $ 1.27  $ 1.23  $ 1.19  $ 1.12  $ 1.06  $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                                   23      28      34      31      79      28       5     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.18  $ 1.07  $ 0.93  $ 0.73  $ 0.90  $ 1.15  $ 1.29  $1.00
Accumulation unit value at end of period                               $ 1.49  $ 1.18  $ 1.07  $ 0.93  $ 0.73  $ 0.90  $ 1.15  $1.29
Number of accumulation units outstanding at end of period (000
omitted)                                                                4,374   4,450   4,648   4,797   4,994   4,731   2,474     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                         $ 0.95  $ 0.85  $ 0.73  $ 0.55  $ 0.81  $ 1.23  $ 1.30  $1.00
Accumulation unit value at end of period                               $ 0.98  $ 0.95  $ 0.85  $ 0.73  $ 0.55  $ 0.81  $ 1.23  $1.30
Number of accumulation units outstanding at end of period (000
omitted)                                                                2,039   2,480   2,708   3,087   3,317   4,035   1,798     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.04  $ 1.01  $ 0.94  $ 0.79  $ 0.92  $ 1.04  $ 1.08  $1.00
Accumulation unit value at end of period                               $ 1.17  $ 1.04  $ 1.01  $ 0.94  $ 0.79  $ 0.92  $ 1.04  $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                                  275     210     176     177     179     151       5     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.08  $ 1.06  $ 1.07  $ 1.08  $ 1.08  $ 1.05  $ 1.01  $1.00
Accumulation unit value at end of period                               $ 1.11  $ 1.08  $ 1.06  $ 1.07  $ 1.08  $ 1.08  $ 1.05  $1.01
Number of accumulation units outstanding at end of period (000
omitted)                                                                1,203   1,149   1,454   1,720   2,516   2,250      --     --

* The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006 were
  3.20% and 3.25%, respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.25  $ 1.24  $ 1.20  $ 1.16  $ 1.11  $ 1.05  $ 1.01  $1.00
Accumulation unit value at end of period                               $ 1.29  $ 1.25  $ 1.24  $ 1.20  $ 1.16  $ 1.11  $ 1.05  $1.01
Number of accumulation units outstanding at end of period (000
omitted)                                                                4,332   1,045     999     593     179      99      82     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(11/9/1999)
Accumulation unit value at beginning of period                         $ 1.47  $ 1.31  $ 1.12  $ 0.81  $ 1.01  $ 1.00  $ 1.02  $1.00
Accumulation unit value at end of period                               $ 1.74  $ 1.47  $ 1.31  $ 1.12  $ 0.81  $ 1.01  $ 1.00  $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                                3,199   1,284   1,141     861     536     342     244     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/9/1999)
Accumulation unit value at beginning of period                         $ 1.23  $ 1.20  $ 1.09  $ 0.88  $ 0.96  $ 0.92  $ 1.03  $1.00
Accumulation unit value at end of period                               $ 1.35  $ 1.23  $ 1.20  $ 1.09  $ 0.88  $ 0.96  $ 0.92  $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                                1,320   1,059   1,262   1,212   1,027     821     278     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                         $ 0.72  $ 0.69  $ 0.66  $ 0.52  $ 0.67  $ 0.83  $ 1.00     --
Accumulation unit value at end of period                               $ 0.82  $ 0.72  $ 0.69  $ 0.66  $ 0.52  $ 0.67  $ 0.83     --
Number of accumulation units outstanding at end of period (000
omitted)                                                                4,701   1,109   1,250     172     141     217     104     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND
(11/9/1999)
Accumulation unit value at beginning of period                         $ 1.53  $ 1.48  $ 1.26  $ 0.87  $ 1.06  $ 1.14  $ 1.11  $1.00
Accumulation unit value at end of period                               $ 1.69  $ 1.53  $ 1.48  $ 1.26  $ 0.87  $ 1.06  $ 1.14  $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                                  338     394     445     419     366     276      85     --
------------------------------------------------------------------------------------------------------------------------------------





48 RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts ...............................................p.3
Rating Agencies ...........................................................p.4
Revenues Received During Calendar Year 2006 ...............................p.4
Principal Underwriter .....................................................p.5
Independent Registered Public Accounting Firm .............................p.5
Condensed Financial Information (Unaudited) ...............................p.6
Financial Statements



RIVERSOURCE PINNACLE VARIABLE ANNUITY - PROSPECTUS 49

RIVERSOURCE [LOGO](SM)
       ANNUITIES

Riversource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437



          Riversource Distributors, Inc. (Distributor), Member NASD.
                 Insurance and annuity products are issued by
                      RiverSource Life Insurance Company.


           (C) 2007 Ameriprise Financial, Inc. All rights reserved.


44179 M (5/07)

Part B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2007 filed electronically as Part B to Post-Effective Amendment No. 1 to Registration Statement No. 333-139760 on or about Apr. 24, 2007, is incorporated by reference.

Part C.

Item 24. Financial Statements and Exhibits

     (a) Financial Statements included in Part B of this Registration Statement:

         RiverSource Variable Annuity Account
           Report of Independent Registered Public Accounting Firm dated
           March 31, 2007
           Statements of Assets and Liabilities for the year ended Dec. 31, 2006 Statements of Operations for the year ended Dec. 31, 2006
           Statements of Changes in Net Assets for the two years ended Dec. 31, 2006
           Notes to Financial Statements

         RiverSource Life Insurance Company
           Report of Independent Registered Public Accounting Firm dated
           March 31, 2007
           Consolidated Statements of Assets and Liabilities the two years ended Dec. 31, 2006
           Consolidated Statements of Operations for the three years ended
           Dec. 31, 2006
           Consolidated Statements of Changes in Net Assets for the three years ended Dec. 31, 2006
           Notes to Consolidated Financial Statements

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 additional subaccounts within the separate account, dated Sept. 8, 1999 filed electronically as Exhibit
         1.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account, dated April 25, 2000 filed electronically as Exhibit
         1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 additional subaccounts within the separate account dated April 17, 2002, filed electronically as Exhibit
         1.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 filed on or about April 25, 2002, is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 811-7195, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio
         - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant's Post-Effective
         Amendment No. 14 to Registration Statement No. 333-74865 is incorporated by reference.

1.21 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

2.       Not applicable.

3.1 Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan 2, 2007, is incorporated by reference.

3.2      Not applicable.

4.1      Form of Deferred Annuity Contract (form 44170) filed electronically as
         Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

4.2      Form of Roth IRA Endorsement (form 43094) filed electronically as
         Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 33-74865, filed on or about August 4, 1999, is incorporated by reference.

4.3      Form of SEP-IRA Endorsement (form 43412) filed electronically as
         Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, is incorporated by reference.

4.4 Form of Benefit Protector(SM) Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271155), filed electronically as Exhibit
         4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.5 Form of Benefit Protector(SM) Plus Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271156), filed electronically as Exhibit
         4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.6 Form of TSA Endorsement for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express FlexChoice(SM) Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.7 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.8      Form of Roth IRA Endorsement (form 272109) filed electronically as
         Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10     Not applicable.

4.11     Form of TSA Endorsement - AEL (form 272865) filed electronically as
         Exhibit 4.31 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.12 Form of 401 Plan Endorsement - AEL (form 272866) filed electronically as Exhibit 4.33 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

5. Form of Variable Annuity Application (form 44171) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement
         No. 333-69777 is incorporated by reference.

7.       Not applicable.

8.1 (a)  Copy of Participation Agreement among Variable Insurance Products
         Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.1 (b)  Copy of Participation Agreement among Variable Insurance Products
         Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
         Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.1 (c)  Copy of Participation Agreement among Variable Insurance Products
         Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as Exhibit
         8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.2 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.3 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as
         Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760, filed on or about April 24, 2007 is incorporated by reference.

8.5 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

8.6 Copy of Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and American Enterprise Life Insurance Company dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

8.7 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.17 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature Select Variable Annuity and RiverSource Signature Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

8.8 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. is filed electronically herewith.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, is filed electronically herewith.

10.1 Consent of Independent Auditors for the RiverSource(R) Galaxy Premier Variable Annuity, is filed electronically herewith.

10.2 Consent of Independent Auditors for the RiverSource(R) Pinnacle Variable Annuity, is filed electronically herewith.

11.      None.

12.      Not applicable.

13.1 Power of Attorney to sign Amendment to this Registration Statement, dated Jan. 2, 2007 filed as Exhibit 13.1 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139763, on or about April 24, 2007, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance
---------------------------------------------------------------------------
Company
-------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Mark Gorham                                            Illustration Actuary

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Bruce H. Saul                                          Assistant General Counsel and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England

Item 27.        Number of Contract owners

                As of Mar. 31, 2007, there were 58,856 non-qualified and qualified contracts of contactholders.

Item 28.        Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 29(c).

Ameriprise Financial Services, Inc., the principal underwriters during Registrant's last fiscal year, was paid the following commissions:

                          NET UNDERWRITING
NAME OF PRINCIPAL           DISCOUNTS AND       COMPENSATION ON         BROKERAGE
UNDERWRITER                  COMMISSIONS          REDEMPTION           COMMISSIONS           COMPENSATION
Ameriprise                   $290,026,122            None                  None                  None
Financial Services,
Inc.

Item 30.          Location of Accounts and Records

                  RiverSource Life Insurance Company
                  829 Ameriprise Financial Center
                  Minneapolis, MN  55474

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

         (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) -
                  (4) of that no-action letter.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 2007.


                           RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           ----------------------------------------------
                                                        (Registrant)

                           By RiverSource Life Insurance Company
                           ----------------------------------------------
                                                         (Sponsor)

                           By /s/  Timothy V. Bechtold*
                              --------------------------
                                   Timothy V. Bechtold
                                   President


As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2007.


SIGNATURE                                 TITLE
/s/  Gumer C. Alvero*                     Director and Executive Vice
------------------------------------      President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Brian J. McGrane*                    Director, Executive
------------------------------------      Vice President and
     Brian J. McGrane                     Chief Financial Officer

/s/  Kevin E. Palmer*                     Director, Vice President and
-----------------------------------       Chief Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                 Chairman of the Board and
------------------------------------      Chief Executive Officer
     Mark E. Schwarzmann                  (Chief Executive Officer)

/s/  Bridget M. Sperl*                    Executive Vice President -
------------------------------------      Client Services
     Bridget M. Sperl

/s/  David K. Stewart*                    Vice President and Controller
------------------------------------
     David K. Stewart

* Signed pursuant to Power of Attorney dated Jan. 2, 2007 filed electronically as Exhibit 13.1, to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139763, on or about April 24, 2007, and incorporated by reference, by:





/s/  Rodney J. Vessels
----------------------
     Rodney J. Vessels
     Assistant General Counsel

CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 1 TO REGISTRATION STATEMENT NO. 333-139761

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectuses for:
         RiverSource(R) Galaxy Premier Variable Annuity
         RiverSource(R) Pinnacle Variable Annuity

Part B.

         The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2007 filed electronically as Part B to Post-Effective Amendment No. 1 under Registration Statement No. 333-139760 on or about April 24, 2007, is incorporated by reference.

Part C.

         Other Information.

         The signatures.

         Exhibits